LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.81%
Aerospace & Defense–1.36%
†AAR Corp.	2,339	$140,036
†AeroVironment, Inc.	732	112,201
†AerSale Corp.	2,639	18,948
†Astronics Corp.	3,366	64,104
†Axon Enterprise, Inc.	615	192,421
†Boeing Co.	3,476	670,833
BWX Technologies, Inc.	5,445	558,766
†Byrna Technologies, Inc.	1,860	25,910
Cadre Holdings, Inc.	739	26,752
Curtiss-Wright Corp.	2,202	563,580
†Ducommun, Inc.	1,095	56,173
General Dynamics Corp.	3,875	1,094,649
HEICO Corp.	1,816	310,241
Hexcel Corp.	3,548	258,472
Howmet Aerospace, Inc.	8,161	558,457
Huntington Ingalls Industries, Inc.	1,759	512,696
†Innovative Solutions & Support, Inc.	1,699	12,437
Kaman Corp.	2,196	100,730
†Kratos Defense & Security Solutions, Inc.	7,221	132,722
L3Harris Technologies, Inc.	3,347	713,246
Lockheed Martin Corp.	4,642	2,111,506
†Mercury Systems, Inc.	2,952	87,084
Moog, Inc. Class A	2,078	331,753
National Presto Industries, Inc.	415	34,777
Northrop Grumman Corp.	1,510	722,776
Park Aerospace Corp.	1,422	23,648
†Rocket Lab USA, Inc.	12,685	52,135
RTX Corp.	16,144	1,574,524
Textron, Inc.	6,314	605,702
TransDigm Group, Inc.	356	438,450
†Triumph Group, Inc.	2,183	32,832
†V2X, Inc.	700	32,697
Woodward, Inc.	2,515	387,612
		12,558,870
Air Freight & Logistics–0.58%
†Air Transport Services Group, Inc.	4,399	60,530
CH Robinson Worldwide, Inc.	6,303	479,910
Expeditors International of Washington, Inc.	5,175	629,125
FedEx Corp.	5,190	1,503,751
Forward Air Corp.	1,360	42,310
†GXO Logistics, Inc.	6,121	329,065
Hub Group, Inc. Class A	3,686	159,309
†Radiant Logistics, Inc.	4,220	22,872
United Parcel Service, Inc. Class B	14,166	2,105,493
		5,332,365
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.37%
†Alaska Air Group, Inc.	6,350	$272,987
Allegiant Travel Co.	1,306	98,224
†American Airlines Group, Inc.	14,699	225,630
Copa Holdings SA Class A	1,782	185,613
Delta Air Lines, Inc.	24,758	1,185,165
†Frontier Group Holdings, Inc.	2,518	20,421
†Hawaiian Holdings, Inc.	3,086	41,136
†JetBlue Airways Corp.	22,742	168,746
†SkyWest, Inc.	3,119	215,461
Southwest Airlines Co.	12,115	353,637
Spirit Airlines, Inc.	5,476	26,504
†Sun Country Airlines Holdings, Inc.	2,980	44,968
†United Airlines Holdings, Inc.	12,582	602,426
		3,440,918
Auto Components–0.53%
†Adient PLC	6,791	223,560
†American Axle & Manufacturing Holdings, Inc.	7,274	53,537
†Aptiv PLC	4,752	378,497
Autoliv, Inc.	5,998	722,339
BorgWarner, Inc.	12,525	435,119
†Cooper-Standard Holdings, Inc.	1,627	26,943
Dana, Inc.	8,992	114,198
†Dorman Products, Inc.	1,581	152,393
†Fox Factory Holding Corp.	1,929	100,443
†Garrett Motion, Inc.	3,700	36,778
Gentex Corp.	12,985	469,018
†Gentherm, Inc.	2,606	150,053
†Goodyear Tire & Rubber Co.	17,941	246,330
LCI Industries	1,744	214,617
Lear Corp.	3,586	519,540
†Modine Manufacturing Co.	3,832	364,768
†Motorcar Parts of America, Inc.	2,131	17,133
Patrick Industries, Inc.	1,704	203,577
Phinia, Inc.	2,977	114,406
†QuantumScape Corp.	13,098	82,386
Standard Motor Products, Inc.	1,116	37,442
†Stoneridge, Inc.	2,012	37,101
†Strattec Security Corp.	351	8,329
†Superior Industries International, Inc.	1,457	4,225
†Visteon Corp.	1,550	182,296
†XPEL, Inc.	810	43,756
		4,938,784
Automobiles–0.51%
Ford Motor Co.	55,802	741,051
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
General Motors Co.	20,648	$936,387
Harley-Davidson, Inc.	10,933	478,209
†Lucid Group, Inc.	17,187	48,983
†Rivian Automotive, Inc. Class A	7,819	85,618
†Tesla, Inc.	10,986	1,931,229
Thor Industries, Inc.	3,123	366,453
Winnebago Industries, Inc.	1,657	122,618
		4,710,548
Banks–4.90%
1st Source Corp.	1,869	97,973
ACNB Corp.	300	11,280
Amalgamated Financial Corp.	896	21,504
Amerant Bancorp, Inc.	828	19,284
American National Bankshares, Inc.	691	33,002
Ameris Bancorp	4,264	206,292
Ames National Corp.	508	10,251
Arrow Financial Corp.	1,317	32,951
Associated Banc-Corp.	9,472	203,743
Atlantic Union Bankshares Corp.	5,077	179,269
†Axos Financial, Inc.	4,313	233,075
Banc of California, Inc.	8,658	131,688
BancFirst Corp.	2,354	207,223
†Bancorp, Inc.	5,433	181,788
Bank of America Corp.	92,335	3,501,343
Bank of Hawaii Corp.	2,642	164,834
Bank of Marin Bancorp	1,102	18,481
Bank of NT Butterfield & Son Ltd.	3,380	108,126
Bank OZK	8,849	402,276
Bank7 Corp.	716	20,191
BankFinancial Corp.	1,093	11,477
BankUnited, Inc.	5,824	163,072
Bankwell Financial Group, Inc.	404	10,480
Banner Corp.	1,939	93,072
Bar Harbor Bankshares	748	19,807
BayCom Corp.	1,762	36,315
BCB Bancorp, Inc.	920	9,614
Berkshire Hills Bancorp, Inc.	4,384	100,481
†Blue Foundry Bancorp	1,892	17,709
Blue Ridge Bankshares, Inc.	816	2,195
BOK Financial Corp.	3,149	289,708
†Bridgewater Bancshares, Inc.	1,259	14,655
Brookline Bancorp, Inc.	6,793	67,658
Business First Bancshares, Inc.	727	16,198
Byline Bancorp, Inc.	1,200	26,064
C&F Financial Corp.	247	12,103
Cadence Bank	14,152	410,408
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†California BanCorp	410	$9,020
Cambridge Bancorp	195	13,291
Camden National Corp.	1,173	39,319
Capital Bancorp, Inc.	649	13,519
Capital City Bank Group, Inc.	1,029	28,503
Capitol Federal Financial, Inc.	10,543	62,836
Capstar Financial Holdings, Inc.	789	15,859
†Carter Bankshares, Inc.	1,205	15,231
Cathay General Bancorp	5,111	193,349
Central Pacific Financial Corp.	1,797	35,491
Central Valley Community Bancorp	650	12,929
CF Bankshares, Inc.	455	9,086
Chemung Financial Corp.	348	14,783
Citigroup, Inc.	25,062	1,584,921
Citizens & Northern Corp.	830	15,587
Citizens Community Bancorp, Inc.	134	1,628
Citizens Financial Group, Inc.	10,761	390,517
Citizens Financial Services, Inc.	343	16,876
City Holding Co.	1,056	110,056
Civista Bancshares, Inc.	1,887	29,022
CNB Financial Corp.	1,363	27,792
†Coastal Financial Corp.	985	38,287
Codorus Valley Bancorp, Inc.	389	8,854
Colony Bankcorp, Inc.	809	9,304
†Columbia Financial, Inc.	5,791	99,663
Comerica, Inc.	5,568	306,184
Commerce Bancshares, Inc.	6,859	364,899
Community Bank System, Inc.	3,521	169,114
Community Trust Bancorp, Inc.	1,576	67,216
Community West Bancshares	798	12,353
ConnectOne Bancorp, Inc.	3,369	65,695
†CrossFirst Bankshares, Inc.	2,044	28,289
Cullen/Frost Bankers, Inc.	1,764	198,573
†Customers Bancorp, Inc.	2,725	144,588
CVB Financial Corp.	8,489	151,444
Dime Community Bancshares, Inc.	3,418	65,831
Eagle Bancorp, Inc.	2,082	48,906
East West Bancorp, Inc.	8,263	653,686
Eastern Bankshares, Inc.	6,232	85,877
Enterprise Bancorp, Inc.	505	13,115
Enterprise Financial Services Corp.	2,260	91,666
Equity Bancshares, Inc. Class A	1,411	48,496
LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Esquire Financial Holdings, Inc.	464	$22,026
ESSA Bancorp, Inc.	506	9,224
Evans Bancorp, Inc.	369	11,018
Farmers & Merchants Bancorp, Inc.	621	13,842
Farmers National Banc Corp.	1,405	18,771
FB Financial Corp.	3,337	125,671
†FFBW, Inc.	489	6,284
Fidelity D&D Bancorp, Inc.	372	18,016
Fifth Third Bancorp	18,805	699,734
Financial Institutions, Inc.	1,236	23,262
Finward Bancorp	301	7,405
First Bancorp	2,305	83,257
First BanCorp	13,312	233,492
First Bancorp, Inc.	400	9,856
First Bancshares, Inc.	1,446	37,524
First Bank	702	9,645
First Busey Corp.	3,995	96,080
First Business Financial Services, Inc.	400	15,000
First Capital, Inc.	402	11,658
First Citizens BancShares, Inc. Class A	517	845,295
First Commonwealth Financial Corp.	7,586	105,597
First Community Bankshares, Inc.	1,806	62,542
First Financial Bancorp	6,619	148,398
First Financial Bankshares, Inc.	6,396	209,853
First Financial Corp.	910	34,880
First Foundation, Inc.	3,162	23,873
First Hawaiian, Inc.	9,409	206,622
First Horizon Corp.	5,344	82,298
First Internet Bancorp	281	9,762
First Interstate BancSystem, Inc. Class A	5,713	155,451
First Merchants Corp.	3,427	119,602
First Mid Bancshares, Inc.	782	25,556
First of Long Island Corp.	2,890	32,050
First Savings Financial Group, Inc.	486	8,141
†First Seacoast Bancorp, Inc.	801	6,712
First United Corp.	461	10,562
†First Western Financial, Inc.	385	5,613
Five Star Bancorp	972	21,870
Flushing Financial Corp.	2,575	32,471
FNB Corp.	24,748	348,947
FNCB Bancorp, Inc.	1,311	7,958
Franklin Financial Services Corp.	484	12,681
FS Bancorp, Inc.	364	12,634
Fulton Financial Corp.	10,167	161,554
†FVCBankcorp, Inc.	1,846	22,484
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
German American Bancorp, Inc.	1,832	$63,460
Glacier Bancorp, Inc.	7,320	294,850
Great Southern Bancorp, Inc.	1,288	70,608
Guaranty Bancshares, Inc.	986	29,935
Hancock Whitney Corp.	5,726	263,625
Hanmi Financial Corp.	2,726	43,398
HarborOne Bancorp, Inc.	3,449	36,766
Hawthorn Bancshares, Inc.	432	8,826
HBT Financial, Inc.	668	12,719
Heartland Financial USA, Inc.	2,936	103,200
Heritage Commerce Corp.	4,676	40,120
Heritage Financial Corp.	2,744	53,206
Hilltop Holdings, Inc.	4,920	154,094
Hingham Institution For Savings The	65	11,340
Home Bancorp, Inc.	767	29,384
Home BancShares, Inc.	11,965	293,980
HomeStreet, Inc.	1,444	21,732
HomeTrust Bancshares, Inc.	2,018	55,172
Hope Bancorp, Inc.	7,589	87,349
Horizon Bancorp, Inc.	3,992	51,217
Huntington Bancshares, Inc.	38,021	530,393
Independent Bank Corp.	5,850	243,723
Independent Bank Group, Inc.	3,133	143,021
International Bancshares Corp.	4,629	259,872
Investar Holding Corp.	619	10,127
JPMorgan Chase & Co.	45,280	9,069,584
Kearny Financial Corp.	6,302	40,585
KeyCorp	23,443	370,634
Lakeland Bancorp, Inc.	3,667	44,371
Lakeland Financial Corp.	1,686	111,816
Landmark Bancorp, Inc.	582	11,221
LCNB Corp.	779	12,417
Live Oak Bancshares, Inc.	3,910	162,304
M&T Bank Corp.	4,319	628,155
Macatawa Bank Corp.	1,713	16,770
MainStreet Bancshares, Inc.	481	8,735
Mercantile Bank Corp.	1,549	59,621
Meridian Corp.	630	6,250
Metrocity Bankshares, Inc.	927	23,138
†Metropolitan Bank Holding Corp.	1,000	38,500
Mid Penn Bancorp, Inc.	517	10,345
Middlefield Banc Corp.	600	14,328
Midland States Bancorp, Inc.	2,021	50,788
MidWestOne Financial Group, Inc.	1,275	29,886
MVB Financial Corp.	505	11,267
National Bank Holdings Corp. Class A	1,818	65,575
National Bankshares, Inc.	222	7,417
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
NBT Bancorp, Inc.	3,590	$131,681
New York Community Bancorp, Inc.	29,242	94,159
Nicolet Bankshares, Inc.	736	63,289
Northeast Bank	600	33,204
Northeast Community Bancorp, Inc.	1,217	19,143
Northfield Bancorp, Inc.	4,576	44,479
Northrim BanCorp, Inc.	322	16,264
Northwest Bancshares, Inc.	9,475	110,384
Norwood Financial Corp.	355	9,660
Oak Valley Bancorp	1,718	42,572
OceanFirst Financial Corp.	3,787	62,145
OFG Bancorp	3,694	135,976
Ohio Valley Banc Corp.	303	7,408
Old National Bancorp	20,475	356,470
Old Point Financial Corp.	531	9,048
Old Second Bancorp, Inc.	1,033	14,297
OP Bancorp	1,114	11,118
†OptimumBank Holdings, Inc.	160	686
Orange County Bancorp, Inc.	220	10,120
Origin Bancorp, Inc.	1,422	44,423
Orrstown Financial Services, Inc.	503	13,465
Pacific Premier Bancorp, Inc.	5,733	137,592
Park National Corp.	1,191	161,797
Parke Bancorp, Inc.	739	12,729
Pathward Financial, Inc.	2,503	126,351
†Patriot National Bancorp, Inc.	972	3,558
PCB Bancorp	642	10,484
Peapack-Gladstone Financial Corp.	2,178	52,991
Penns Woods Bancorp, Inc.	878	17,042
Peoples Bancorp of North Carolina, Inc.	800	22,280
Peoples Bancorp, Inc.	2,814	83,323
Peoples Financial Services Corp.	412	17,761
Pinnacle Financial Partners, Inc.	3,905	335,361
†Pioneer Bancorp, Inc.	1,588	15,578
Plumas Bancorp	367	13,502
PNC Financial Services Group, Inc.	5,084	821,574
†Ponce Financial Group, Inc.	1,139	10,137
Popular, Inc.	4,537	399,664
Preferred Bank	1,329	102,027
Premier Financial Corp.	3,387	68,756
Primis Financial Corp.	1,601	19,484
Princeton Bancorp, Inc.	477	14,682
Prosperity Bancshares, Inc.	4,571	300,680
†Provident Bancorp, Inc.	1,300	11,830
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Provident Financial Services, Inc.	5,414	$78,882
QCR Holdings, Inc.	1,366	82,971
RBB Bancorp	1,258	22,657
Red River Bancshares, Inc.	400	19,916
Regions Financial Corp.	24,752	520,782
Renasant Corp.	4,113	128,819
Republic Bancorp, Inc. Class A	1,308	66,708
Richmond Mutual BanCorp, Inc.	246	2,736
Riverview Bancorp, Inc.	1,450	6,844
S&T Bancorp, Inc.	3,057	98,069
Sandy Spring Bancorp, Inc.	3,595	83,332
SB Financial Group, Inc.	200	2,756
Seacoast Banking Corp. of Florida	3,281	83,305
ServisFirst Bancshares, Inc.	3,116	206,778
Shore Bancshares, Inc.	1,726	19,849
Sierra Bancorp	1,304	26,341
Simmons First National Corp. Class A	7,801	151,807
SmartFinancial, Inc.	542	11,420
South Plains Financial, Inc.	621	16,618
†Southern First Bancshares, Inc.	419	13,307
Southern Missouri Bancorp, Inc.	664	29,023
Southern States Bancshares, Inc.	652	16,900
Southside Bancshares, Inc.	2,708	79,155
SouthState Corp.	4,177	355,170
Stellar Bancorp, Inc.	3,763	91,667
†Sterling Bancorp, Inc.	1,968	10,155
Stock Yards Bancorp, Inc.	1,461	71,458
Summit Financial Group, Inc.	450	12,222
Synovus Financial Corp.	9,521	381,411
Territorial Bancorp, Inc.	299	2,410
†Texas Capital Bancshares, Inc.	2,530	155,721
TFS Financial Corp.	7,410	93,070
†Third Coast Bancshares, Inc.	784	15,696
Timberland Bancorp, Inc.	400	10,768
Tompkins Financial Corp.	1,112	55,922
Towne Bank	4,814	135,081
TriCo Bancshares	2,055	75,583
†Triumph Financial, Inc.	2,365	187,592
Truist Financial Corp.	15,133	589,884
TrustCo Bank Corp.	1,470	41,395
Trustmark Corp.	4,607	129,503
U.S. Bancorp	22,915	1,024,300
UMB Financial Corp.	2,898	252,097
United Bankshares, Inc.	8,773	313,986
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
United Community Banks, Inc.	5,327	$140,207
United Security Bancshares	2,131	16,430
Unity Bancorp, Inc.	845	23,322
Univest Financial Corp.	2,727	56,776
USCB Financial Holdings, Inc.	1,035	11,799
Valley National Bancorp	26,937	214,419
Veritex Holdings, Inc.	2,371	48,582
Virginia National Bankshares Corp.	307	9,241
WaFd, Inc.	4,981	144,598
Washington Trust Bancorp, Inc.	1,505	40,454
Webster Financial Corp.	9,448	479,675
Wells Fargo & Co.	44,820	2,597,767
WesBanco, Inc.	5,072	151,196
West BanCorp, Inc.	758	13,515
Westamerica BanCorp	1,867	91,259
Western Alliance Bancorp	5,374	344,957
Western New England Bancorp, Inc.	1,120	8,590
William Penn Bancorp	914	11,288
Wintrust Financial Corp.	2,899	302,627
WSFS Financial Corp.	4,769	215,273
Zions Bancorp NA	7,368	319,771
		45,273,226
Beverages–1.16%
†Boston Beer Co., Inc. Class A	527	160,429
Brown-Forman Corp. Class A	8,438	437,801
†Celsius Holdings, Inc.	3,129	259,457
Coca-Cola Co.	43,598	2,667,326
Coca-Cola Consolidated, Inc.	532	450,290
Constellation Brands, Inc. Class A	2,306	626,679
†Duckhorn Portfolio, Inc.	5,564	51,801
Keurig Dr Pepper, Inc.	6,902	211,684
MGP Ingredients, Inc.	1,309	112,744
Molson Coors Beverage Co. Class B	5,486	368,934
†Monster Beverage Corp.	5,398	319,993
†National Beverage Corp.	4,024	190,979
PepsiCo, Inc.	27,525	4,817,150
†Vita Coco Co., Inc.	837	20,448
		10,695,715
Biotechnology–2.18%
†2seventy bio, Inc.	1,762	9,427
†4D Molecular Therapeutics, Inc.	1,916	61,044
†Aadi Bioscience, Inc.	1,704	3,987
AbbVie, Inc.	30,296	5,516,902
†Acumen Pharmaceuticals, Inc.	2,758	11,170
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Adicet Bio, Inc.	1,731	$4,068
†ADMA Biologics, Inc.	5,200	34,320
†Adverum Biotechnologies, Inc.	579	8,187
†Affimed NV	189	1,002
†Agios Pharmaceuticals, Inc.	3,393	99,211
†Aldeyra Therapeutics, Inc.	4,058	13,270
†Alector, Inc.	1,703	10,252
†Alkermes PLC	7,678	207,843
†Allakos, Inc.	198	250
†Allogene Therapeutics, Inc.	7,123	31,840
†Allovir, Inc.	3,122	2,357
†Alnylam Pharmaceuticals, Inc.	1,461	218,346
†Alpine Immune Sciences, Inc.	2,571	101,914
Amgen, Inc.	9,491	2,698,481
†AnaptysBio, Inc.	1,298	29,231
†Anika Therapeutics, Inc.	1,049	26,645
†Arcturus Therapeutics Holdings, Inc.	1,842	62,204
†Arcus Biosciences, Inc.	5,741	108,390
†Ardelyx, Inc.	2,308	16,848
†Avid Bioservices, Inc.	1,153	7,725
†Avidity Biosciences, Inc.	3,180	81,154
†Avita Medical, Inc.	1,889	30,281
†Beam Therapeutics, Inc.	3,859	127,501
†Biogen, Inc.	2,985	643,656
†BioMarin Pharmaceutical, Inc.	2,850	248,919
†Bluebird Bio, Inc.	2,545	3,258
†CareDx, Inc.	2,553	27,036
†Caribou Biosciences, Inc.	3,735	19,198
†Catalyst Pharmaceuticals, Inc.	2,500	39,850
†Celcuity, Inc.	961	20,758
†Celldex Therapeutics, Inc.	640	26,861
†Cogent Biosciences, Inc.	2,478	16,652
†Crinetics Pharmaceuticals, Inc.	600	28,086
†Cue Biopharma, Inc.	1,743	3,294
†Cullinan Oncology, Inc.	2,469	42,072
†Day One Biopharmaceuticals, Inc.	1,142	18,866
†Deciphera Pharmaceuticals, Inc.	3,577	56,266
†Denali Therapeutics, Inc.	3,237	66,423
†Design Therapeutics, Inc.	1,353	5,453
†Dominari Holdings, Inc.	700	1,715
†Dynavax Technologies Corp.	7,873	97,704
†Dyne Therapeutics, Inc.	2,238	63,537
†Eagle Pharmaceuticals, Inc.	867	4,543
†Editas Medicine, Inc.	2,173	16,124
†Emergent BioSolutions, Inc.	3,148	7,964
LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Enanta Pharmaceuticals, Inc.	1,564	$27,307
†Exact Sciences Corp.	2,539	175,343
†Exelixis, Inc.	14,409	341,926
†Fate Therapeutics, Inc.	2,609	19,150
†G1 Therapeutics, Inc.	1,617	6,985
†Generation Bio Co.	2,510	10,216
Gilead Sciences, Inc.	27,540	2,017,305
†Halozyme Therapeutics, Inc.	4,947	201,244
†HilleVax, Inc.	1,380	22,949
†Ideaya Biosciences, Inc.	1,500	65,820
†Immunovant, Inc.	1,759	56,833
†Incyte Corp.	2,494	142,083
†Intellia Therapeutics, Inc.	1,899	52,242
†Iovance Biotherapeutics, Inc.	8,275	122,636
†KalVista Pharmaceuticals, Inc.	4,047	47,997
†Keros Therapeutics, Inc.	477	31,577
†Kiniksa Pharmaceuticals Ltd. Class A	1,095	21,604
†Kodiak Sciences, Inc.	240	1,262
†Krystal Biotech, Inc.	1,336	237,715
†Kura Oncology, Inc.	3,845	82,014
†Kymera Therapeutics, Inc.	2,090	84,018
†Larimar Therapeutics, Inc.	2,554	19,385
LENZ Therapeutics, Inc.	632	14,129
†Lineage Cell Therapeutics, Inc.	4,300	6,364
†Lumos Pharma, Inc.	21	59
†MacroGenics, Inc.	2,522	37,124
†MediciNova, Inc.	6,693	9,705
†MeiraGTx Holdings PLC	2,724	16,535
†Mersana Therapeutics, Inc.	2,209	9,896
†MiMedx Group, Inc.	2,928	22,546
†Moderna, Inc.	4,054	431,994
†Monte Rosa Therapeutics, Inc.	1,541	10,864
†Morphic Holding, Inc.	1,526	53,715
†Mural Oncology PLC	767	3,751
†Myriad Genetics, Inc.	6,104	130,137
†Natera, Inc.	617	56,431
†Neurocrine Biosciences, Inc.	1,790	246,877
†NextCure, Inc.	3,736	8,331
†Nurix Therapeutics, Inc.	1,279	18,801
†Nuvalent, Inc. Class A	1,018	76,442
†Olema Pharmaceuticals, Inc.	3,674	41,590
†Omega Therapeutics, Inc.	1,589	5,800
†Organogenesis Holdings, Inc.	1,728	4,908
†Ovid therapeutics, Inc.	5,420	16,531
=†PDL BioPharma, Inc.	12,718	15,134
†PMV Pharmaceuticals, Inc.	2,465	4,191
†Poseida Therapeutics, Inc.	2,501	7,978
†Protagonist Therapeutics, Inc.	3,412	98,709
†Prothena Corp. PLC	2,185	54,122
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Puma Biotechnology, Inc.	3,378	$17,903
†RAPT Therapeutics, Inc.	1,100	9,878
†Recursion Pharmaceuticals, Inc. Class A	6,456	64,366
†Regeneron Pharmaceuticals, Inc.	1,658	1,595,808
†REGENXBIO, Inc.	2,597	54,719
†Relay Therapeutics, Inc.	5,091	42,255
†Replimune Group, Inc.	2,843	23,227
†REVOLUTION Medicines, Inc.	3,314	106,810
†Rocket Pharmaceuticals, Inc.	1,401	37,743
†Sage Therapeutics, Inc.	2,104	39,429
†Sangamo Therapeutics, Inc.	8,751	5,865
†Sarepta Therapeutics, Inc.	488	63,177
†Shattuck Labs, Inc.	2,704	24,174
†SpringWorks Therapeutics, Inc.	1,448	71,271
†Stoke Therapeutics, Inc.	1,500	20,250
†Sutro Biopharma, Inc.	1,578	8,916
Tourmaline Bio, Inc.	239	5,473
†Twist Bioscience Corp.	4,862	166,815
†United Therapeutics Corp.	889	204,221
†Vanda Pharmaceuticals, Inc.	3,572	14,681
†Vaxcyte, Inc.	1,115	76,166
†Veracyte, Inc.	3,746	83,011
†Verastem, Inc.	570	6,726
†Vericel Corp.	871	45,309
†Vertex Pharmaceuticals, Inc.	2,003	837,274
†Verve Therapeutics, Inc.	1,676	22,257
†Vir Biotechnology, Inc.	5,566	56,384
†Vor BioPharma, Inc.	1,524	3,612
†Voyager Therapeutics, Inc.	1,748	16,274
†Werewolf Therapeutics, Inc.	1,614	10,459
†Xencor, Inc.	3,216	71,170
†Xenon Pharmaceuticals, Inc.	1,566	67,416
†Y-mAbs Therapeutics, Inc.	1,554	25,268
†Zentalis Pharmaceuticals, Inc.	2,690	42,394
		20,113,061
Building Products–1.39%
A O Smith Corp.	7,432	664,867
AAON, Inc.	3,231	284,651
Advanced Drainage Systems, Inc.	4,570	787,137
Allegion PLC	3,804	512,437
†American Woodmark Corp.	1,121	113,961
Apogee Enterprises, Inc.	1,507	89,214
Armstrong World Industries, Inc.	3,181	395,144
†AZEK Co., Inc.	3,729	187,270
AZZ, Inc.	2,008	155,238
†Builders FirstSource, Inc.	5,441	1,134,721
Carlisle Cos., Inc.	1,768	692,791
LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Carrier Global Corp.	12,221	$710,407
CSW Industrials, Inc.	829	194,483
Fortune Brands Innovations, Inc.	5,662	479,402
†Gibraltar Industries, Inc.	1,995	160,657
Griffon Corp.	3,615	265,124
†Hayward Holdings, Inc.	9,286	142,169
Insteel Industries, Inc.	1,555	59,432
†Janus International Group, Inc.	851	12,876
†JELD-WEN Holding, Inc.	7,208	153,026
Johnson Controls International PLC	11,945	780,247
Lennox International, Inc.	1,245	608,506
Masco Corp.	4,092	322,777
†Masonite International Corp.	1,626	213,738
†Masterbrand, Inc.	8,775	164,443
Owens Corning	3,284	547,771
Quanex Building Products Corp.	2,203	84,661
†Resideo Technologies, Inc.	9,867	221,218
Simpson Manufacturing Co., Inc.	2,539	520,952
Tecnoglass, Inc.	2,696	140,273
Trane Technologies PLC	2,744	823,749
†Trex Co., Inc.	5,817	580,246
UFP Industries, Inc.	3,773	464,117
Zurn Elkay Water Solutions Corp.	5,645	188,938
		12,856,643
Capital Markets–2.86%
Affiliated Managers Group, Inc.	2,450	410,302
Ameriprise Financial, Inc.	4,194	1,838,817
ARES Management Corp. Class A	1,769	235,242
Artisan Partners Asset Management, Inc. Class A	4,953	226,699
†Ashford, Inc.	690	1,559
†AssetMark Financial Holdings, Inc.	2,716	96,174
Associated Capital Group, Inc. Class A	251	8,210
B Riley Financial, Inc.	150	3,176
Bank of New York Mellon Corp.	14,686	846,207
BGC Group, Inc. Class A	17,890	139,005
BlackRock, Inc.	1,272	1,060,466
Blackstone, Inc.	1,653	217,155
Brightsphere Investment Group, Inc.	2,470	56,415
Carlyle Group, Inc.	9,308	436,638
Cboe Global Markets, Inc.	2,885	530,061
Charles Schwab Corp.	19,020	1,375,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
CME Group, Inc.	3,001	$646,085
Cohen & Steers, Inc.	2,732	210,063
†Coinbase Global, Inc. Class A	1,151	305,153
Diamond Hill Investment Group, Inc.	308	47,484
†Donnelley Financial Solutions, Inc.	2,850	176,729
Evercore, Inc. Class A	2,294	441,801
FactSet Research Systems, Inc.	785	356,696
Federated Hermes, Inc.	6,284	226,978
Franklin Resources, Inc.	11,369	319,583
Goldman Sachs Group, Inc.	4,225	1,764,740
Hamilton Lane, Inc. Class A	937	105,656
Houlihan Lokey, Inc.	2,512	322,013
Interactive Brokers Group, Inc. Class A	763	85,235
Intercontinental Exchange, Inc.	5,547	762,324
Invesco Ltd.	17,695	293,560
Janus Henderson Group PLC	10,713	352,351
Jefferies Financial Group, Inc.	12,086	532,993
KKR & Co., Inc.	5,722	575,519
Lazard, Inc.	5,587	233,928
LPL Financial Holdings, Inc.	2,880	760,896
MarketAxess Holdings, Inc.	898	196,887
Moelis & Co. Class A	955	54,215
Moody's Corp.	1,694	665,793
Morgan Stanley	17,917	1,687,065
Morningstar, Inc.	1,011	311,762
MSCI, Inc.	578	323,940
Nasdaq, Inc.	12,420	783,702
Northern Trust Corp.	5,451	484,703
†Open Lending Corp. Class A	5,162	32,314
Oppenheimer Holdings, Inc. Class A	765	30,539
Perella Weinberg Partners	1,490	21,054
Piper Sandler Cos.	1,263	250,693
PJT Partners, Inc. Class A	816	76,916
Raymond James Financial, Inc.	6,282	806,734
†Robinhood Markets, Inc. Class A	19,647	395,494
S&P Global, Inc.	2,788	1,186,155
SEI Investments Co.	7,297	524,654
Silvercrest Asset Management Group, Inc. Class A	997	15,763
State Street Corp.	7,800	603,096
StepStone Group, Inc. Class A	1,553	55,504
Stifel Financial Corp.	5,640	440,879
†StoneX Group, Inc.	1,866	131,105
T Rowe Price Group, Inc.	5,474	667,390
LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Tradeweb Markets, Inc. Class A	2,207	$229,903
U.S. Global Investors, Inc. Class A	2,448	6,805
Victory Capital Holdings, Inc. Class A	2,310	98,013
Virtu Financial, Inc. Class A	5,162	105,924
Virtus Investment Partners, Inc.	420	104,152
Westwood Holdings Group, Inc.	439	5,408
WisdomTree, Inc.	10,540	96,863
		26,395,245
Chemicals–2.19%
AdvanSix, Inc.	2,562	73,273
Air Products & Chemicals, Inc.	2,155	522,092
Albemarle Corp.	2,615	344,500
†Alto Ingredients, Inc.	4,791	10,444
American Vanguard Corp.	2,114	27,376
†Arcadium Lithium PLC	17,970	77,451
Ashland, Inc.	3,930	382,664
†Aspen Aerogels, Inc.	2,207	38,843
Avient Corp.	6,532	283,489
†Axalta Coating Systems Ltd.	15,781	542,709
Balchem Corp.	1,569	243,117
Cabot Corp.	3,948	364,006
Celanese Corp.	2,955	507,846
CF Industries Holdings, Inc.	8,984	747,559
Chemours Co.	10,477	275,126
Corteva, Inc.	12,005	692,328
Dow, Inc.	23,600	1,367,148
DuPont de Nemours, Inc.	9,282	711,651
Eastman Chemical Co.	4,406	441,569
Ecolab, Inc.	2,496	576,326
†Ecovyst, Inc.	6,127	68,316
Element Solutions, Inc.	17,028	425,360
FMC Corp.	2,470	157,339
Hawkins, Inc.	1,770	135,936
HB Fuller Co.	3,432	273,668
Huntsman Corp.	14,366	373,947
†Ingevity Corp.	2,010	95,877
Innospec, Inc.	1,414	182,321
International Flavors & Fragrances, Inc.	6,197	532,880
†Intrepid Potash, Inc.	1,283	26,763
Koppers Holdings, Inc.	1,060	58,480
Kronos Worldwide, Inc.	4,954	58,457
Linde PLC	5,678	2,636,409
†LSB Industries, Inc.	3,136	27,534
LyondellBasell Industries NV Class A	11,123	1,137,661
Mativ Holdings, Inc.	2,848	53,400
Minerals Technologies, Inc.	2,394	180,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Mosaic Co.	13,142	$426,589
NewMarket Corp.	666	422,657
Northern Technologies International Corp.	1,639	22,045
Olin Corp.	10,808	635,510
Orion SA	1,957	46,029
PPG Industries, Inc.	5,978	866,212
Quaker Chemical Corp.	243	49,876
†Rayonier Advanced Materials, Inc.	7,464	35,678
RPM International, Inc.	4,361	518,741
Sensient Technologies Corp.	2,141	148,136
Sherwin-Williams Co.	4,872	1,692,192
Stepan Co.	1,624	146,225
Trinseo PLC	3,760	14,213
Tronox Holdings PLC	10,735	186,252
Westlake Corp.	2,453	374,818
		20,239,258
Commercial Services & Supplies–1.02%
ABM Industries, Inc.	4,513	201,370
ACCO Brands Corp.	7,956	44,633
Acme United Corp.	172	8,082
†ACV Auctions, Inc. Class A	1,930	36,226
ARC Document Solutions, Inc.	3,628	10,050
Brady Corp. Class A	2,770	164,206
†BrightView Holdings, Inc.	3,756	44,696
Brink's Co.	3,039	280,743
†Casella Waste Systems, Inc. Class A	2,417	238,969
†CECO Environmental Corp.	1,187	27,325
†Cimpress PLC	912	80,721
Cintas Corp.	1,442	990,697
Civeo Corp.	630	16,915
†Clean Harbors, Inc.	3,977	800,610
†Copart, Inc.	7,306	423,164
Deluxe Corp.	3,259	67,103
†Driven Brands Holdings, Inc.	5,238	82,708
Ennis, Inc.	1,765	36,200
†Enviri Corp.	5,387	49,291
=†GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	50,120
HNI Corp.	3,761	169,734
Interface, Inc.	3,770	63,411
†Liquidity Services, Inc.	1,758	32,699
Matthews International Corp. Class A	2,379	73,939
MillerKnoll, Inc.	5,531	136,948
†Montrose Environmental Group, Inc.	388	15,198
MSA Safety, Inc.	1,382	267,541
NL Industries, Inc.	2,090	15,320
†OPENLANE, Inc.	9,508	164,488
LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Performant Financial Corp.	4,544	$13,359
†Perma-Fix Environmental Services, Inc.	1,952	23,209
Pitney Bowes, Inc.	8,459	36,627
Quad/Graphics, Inc.	4,623	24,548
†Quest Resource Holding Corp.	2,058	17,658
Republic Services, Inc.	4,433	848,653
Rollins, Inc.	8,554	395,794
†SP Plus Corp.	1,793	93,630
Steelcase, Inc. Class A	5,268	68,905
†Stericycle, Inc.	4,397	231,942
Tetra Tech, Inc.	1,941	358,522
UniFirst Corp.	1,034	179,327
Veralto Corp.	1,877	166,415
Vestis Corp.	4,936	95,117
†Viad Corp.	1,218	48,099
VSE Corp.	1,374	109,920
Waste Management, Inc.	9,837	2,096,757
		9,401,589
Communications Equipment–0.65%
†Applied Optoelectronics, Inc.	1,210	16,771
†Arista Networks, Inc.	1,777	515,294
†Aviat Networks, Inc.	797	30,557
†Calix, Inc.	1,776	58,892
†Cambium Networks Corp.	1,400	6,034
†Ciena Corp.	5,181	256,200
Cisco Systems, Inc.	54,029	2,696,587
†Clearfield, Inc.	826	25,474
†Comtech Telecommunications Corp.	2,049	7,028
†Digi International, Inc.	1,498	47,831
†DZS, Inc.	1,150	1,518
†Extreme Networks, Inc.	5,674	65,478
†F5, Inc.	2,057	389,987
†Genasys, Inc.	2,022	4,792
†Harmonic, Inc.	6,256	84,081
†Infinera Corp.	4,453	26,852
Juniper Networks, Inc.	15,147	561,348
†KVH Industries, Inc.	2,253	11,490
†Lumentum Holdings, Inc.	3,600	170,460
Motorola Solutions, Inc.	1,946	690,791
†NETGEAR, Inc.	2,066	32,581
†NetScout Systems, Inc.	5,309	115,949
Network-1 Technologies, Inc.	11	23
†Ribbon Communications, Inc.	9,487	30,358
†Viasat, Inc.	3,034	54,885
†Viavi Solutions, Inc.	13,191	119,906
		6,021,167
Construction & Engineering–0.81%
AECOM	4,158	407,817
†Ameresco, Inc. Class A	3,022	72,921
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†API Group Corp.	5,216	$204,832
Arcosa, Inc.	2,983	256,120
Argan, Inc.	1,157	58,475
†Bowman Consulting Group Ltd.	429	14,925
†Cadeler AS ADR	454	8,236
Comfort Systems USA, Inc.	2,388	758,691
†Concrete Pumping Holdings, Inc.	5,143	40,630
†Construction Partners, Inc. Class A	2,150	120,722
†Dycom Industries, Inc.	2,115	303,566
EMCOR Group, Inc.	3,159	1,106,282
†Fluor Corp.	7,505	317,311
Granite Construction, Inc.	2,572	146,938
†Great Lakes Dredge & Dock Corp.	4,650	40,687
†IES Holdings, Inc.	1,179	143,414
†Limbach Holdings, Inc.	231	9,568
†MasTec, Inc.	4,506	420,184
†Matrix Service Co.	2,351	30,634
MDU Resources Group, Inc.	12,934	325,937
†MYR Group, Inc.	1,177	208,035
†Northwest Pipe Co.	539	18,693
†Orion Group Holdings, Inc.	1,150	9,430
Primoris Services Corp.	5,392	229,537
Quanta Services, Inc.	3,716	965,417
†Sterling Infrastructure, Inc.	2,101	231,761
†Tutor Perini Corp.	4,056	58,650
Valmont Industries, Inc.	1,274	290,829
†WillScot Mobile Mini Holdings Corp.	13,801	641,746
		7,441,988
Construction Materials–0.36%
Eagle Materials, Inc.	2,323	631,275
†Knife River Corp.	3,233	262,132
Martin Marietta Materials, Inc.	1,696	1,041,242
†Smith-Midland Corp.	532	24,993
†Summit Materials, Inc. Class A	8,412	374,923
U.S. Lime & Minerals, Inc.	277	82,585
Vulcan Materials Co.	3,325	907,459
		3,324,609
Consumer Finance–1.05%
Ally Financial, Inc.	16,293	661,333
American Express Co.	11,804	2,687,653
†Atlanticus Holdings Corp.	351	10,386
Bread Financial Holdings, Inc.	3,301	122,929
Capital One Financial Corp.	7,294	1,086,004
†Credit Acceptance Corp.	718	396,013
Discover Financial Services	11,407	1,495,344
LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Encore Capital Group, Inc.	2,487	$113,432
†Enova International, Inc.	2,115	132,885
†EZCORP, Inc. Class A	4,961	56,208
FirstCash Holdings, Inc.	2,903	370,249
†Green Dot Corp. Class A	3,291	30,705
†LendingClub Corp.	7,603	66,830
†LendingTree, Inc.	222	9,399
Navient Corp.	12,007	208,922
Nelnet, Inc. Class A	1,924	182,107
†NerdWallet, Inc. Class A	1,355	19,918
OneMain Holdings, Inc.	8,941	456,796
†PRA Group, Inc.	3,508	91,489
PROG Holdings, Inc.	3,454	118,956
Regional Management Corp.	567	13,727
SLM Corp.	18,747	408,497
†SoFi Technologies, Inc.	15,747	114,953
Synchrony Financial	16,003	690,049
†World Acceptance Corp.	783	113,519
		9,658,303
Containers & Packaging–0.78%
Amcor PLC	38,673	367,780
AptarGroup, Inc.	3,579	514,982
Ardagh Metal Packaging SA	4,030	13,823
Avery Dennison Corp.	3,229	720,874
Ball Corp.	9,481	638,640
Berry Global Group, Inc.	10,390	628,387
Crown Holdings, Inc.	6,510	515,983
Graphic Packaging Holding Co.	25,771	751,998
Greif, Inc. Class A	2,732	188,978
International Paper Co.	11,999	468,201
Myers Industries, Inc.	3,079	71,340
†O-I Glass, Inc.	8,101	134,395
Packaging Corp. of America	3,479	660,245
Pactiv Evergreen, Inc.	2,300	32,936
†Ranpak Holdings Corp.	874	6,878
Sealed Air Corp.	5,125	190,650
Silgan Holdings, Inc.	7,200	349,632
Sonoco Products Co.	7,114	411,474
TriMas Corp.	3,116	83,291
Westrock Co.	8,446	417,655
		7,168,142
Distributors–0.19%
Genuine Parts Co.	5,038	780,537
LKQ Corp.	7,912	422,580
Pool Corp.	1,296	522,936
Weyco Group, Inc.	507	16,163
		1,742,216
Diversified Consumer Services–0.35%
ADT, Inc.	20,450	137,424
†Adtalem Global Education, Inc.	2,932	150,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†American Public Education, Inc.	1,456	$20,675
†Bright Horizons Family Solutions, Inc.	2,461	278,979
Carriage Services, Inc.	1,652	44,670
†Chegg, Inc.	7,787	58,948
†Coursera, Inc.	6,556	91,915
†Duolingo, Inc.	269	59,336
†Frontdoor, Inc.	3,903	127,160
Graham Holdings Co. Class B	279	214,183
†Grand Canyon Education, Inc.	3,013	410,401
H&R Block, Inc.	5,272	258,908
Laureate Education, Inc.	6,158	89,722
†Lincoln Educational Services Corp.	1,828	18,883
†OneSpaWorld Holdings Ltd.	3,672	48,581
Perdoceo Education Corp.	6,090	106,940
Service Corp. International	9,972	740,022
Strategic Education, Inc.	1,317	137,126
†Stride, Inc.	2,788	175,783
†Universal Technical Institute, Inc.	3,313	52,809
		3,223,170
Diversified Financial Services–3.75%
†Acacia Research Corp.	1,090	5,810
†Affirm Holdings, Inc.	6,107	227,547
A-Mark Precious Metals, Inc.	1,222	37,503
Apollo Global Management, Inc.	2,440	274,378
†AvidXchange Holdings, Inc.	9,185	120,783
†Berkshire Hathaway, Inc. Class B	20,160	8,477,683
†Block, Inc.	5,736	485,151
†BM Technologies, Inc.	419	691
†Cannae Holdings, Inc.	1,696	37,719
†Cantaloupe, Inc.	5,370	34,529
Cass Information Systems, Inc.	1,074	51,735
Corebridge Financial, Inc.	2,054	59,011
†Corpay, Inc.	3,326	1,026,204
Enact Holdings, Inc.	754	23,510
Equitable Holdings, Inc.	22,169	842,644
Essent Group Ltd.	7,232	430,376
†Euronet Worldwide, Inc.	2,790	306,705
EVERTEC, Inc.	4,425	176,557
Federal Agricultural Mortgage Corp. Class A	799	155,146
Fidelity National Information Services, Inc.	12,377	918,126
†Fiserv, Inc.	6,554	1,047,460
†Flywire Corp.	2,278	56,517
Global Payments, Inc.	5,357	716,017
†I3 Verticals, Inc. Class A	1,655	37,883
LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†International Money Express, Inc.	2,069	$47,235
Jack Henry & Associates, Inc.	2,344	407,223
Jackson Financial, Inc. Class A	3,823	252,853
†Marqeta, Inc. Class A	14,833	88,405
Mastercard, Inc. Class A	14,473	6,969,763
Merchants Bancorp	2,230	96,291
MGIC Investment Corp.	13,300	297,388
†Mr Cooper Group, Inc.	5,737	447,199
†NCR Atleos Corp.	4,987	98,493
†NMI Holdings, Inc. Class A	4,487	145,110
†Ocwen Financial Corp.	526	14,207
†Paymentus Holdings, Inc. Class A	2,155	49,026
†Payoneer Global, Inc.	3,845	18,687
†PayPal Holdings, Inc.	9,041	605,657
†Paysafe Ltd.	2,000	31,580
PennyMac Financial Services, Inc.	2,498	227,543
Radian Group, Inc.	2,793	93,482
†Remitly Global, Inc.	3,561	73,855
†Repay Holdings Corp.	2,875	31,625
†Rocket Cos., Inc. Class A	374	5,442
†Security National Financial Corp. Class A	1,358	10,742
†Shift4 Payments, Inc. Class A	855	56,490
†Toast, Inc. Class A	4,715	117,498
UWM Holdings Corp.	4,186	30,390
†Velocity Financial, Inc.	941	16,938
Visa, Inc. Class A	26,575	7,416,551
Voya Financial, Inc.	5,476	404,786
Walker & Dunlop, Inc.	2,190	221,321
Waterstone Financial, Inc.	2,626	31,958
Western Union Co.	16,363	228,755
†WEX, Inc.	2,186	519,241
		34,605,419
Diversified Telecommunication Services–0.79%
†Anterix, Inc.	1,166	39,189
AT&T, Inc.	125,523	2,209,205
ATN International, Inc.	1,118	35,223
†Bandwidth, Inc. Class A	2,154	39,332
Cogent Communications Holdings, Inc.	1,836	119,946
†Consolidated Communications Holdings, Inc.	6,890	29,765
†Frontier Communications Parent, Inc.	11,913	291,868
†Globalstar, Inc.	10,174	14,956
IDT Corp. Class B	1,774	67,075
Iridium Communications, Inc.	7,987	208,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Liberty Global Ltd. Class A	3,371	$57,798
†Liberty Latin America Ltd. Class A	15,472	108,096
†Lumen Technologies, Inc.	66,373	103,542
†Ooma, Inc.	1,800	15,354
Shenandoah Telecommunications Co.	3,690	64,095
Verizon Communications, Inc.	93,779	3,934,967
		7,339,351
Electric Utilities–0.90%
ALLETE, Inc.	2,439	145,462
Alliant Energy Corp.	4,703	237,031
American Electric Power Co., Inc.	3,298	283,958
Avangrid, Inc.	1,617	58,923
Constellation Energy Corp.	4,545	840,143
Duke Energy Corp.	4,885	472,428
Edison International	7,419	524,746
Entergy Corp.	3,777	399,153
Evergy, Inc.	4,491	239,730
Eversource Energy	3,599	215,112
Exelon Corp.	6,430	241,575
FirstEnergy Corp.	10,192	393,615
Genie Energy Ltd. Class B	1,295	19,529
Hawaiian Electric Industries, Inc.	4,111	46,331
IDACORP, Inc.	1,690	156,984
MGE Energy, Inc.	1,792	141,066
NextEra Energy, Inc.	9,866	630,536
NRG Energy, Inc.	14,772	999,917
OGE Energy Corp.	5,679	194,790
Otter Tail Corp.	1,231	106,358
PG&E Corp.	19,013	318,658
Pinnacle West Capital Corp.	2,967	221,724
PNM Resources, Inc.	2,892	108,855
Portland General Electric Co.	3,574	150,108
PPL Corp.	13,594	374,243
Southern Co.	6,267	449,595
Xcel Energy, Inc.	6,584	353,890
		8,324,460
Electrical Equipment–0.94%
Acuity Brands, Inc.	1,794	482,102
Allient, Inc.	1,137	40,568
†American Superconductor Corp.	1,700	22,967
AMETEK, Inc.	5,313	971,748
†Array Technologies, Inc.	4,539	67,676
Atkore, Inc.	3,256	619,812
Eaton Corp. PLC	3,010	941,167
Emerson Electric Co.	5,158	585,020
Encore Wire Corp.	1,355	356,067
LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	2,817	$266,094
†Fluence Energy, Inc.	1,964	34,056
†Flux Power Holdings, Inc.	980	4,341
†FuelCell Energy, Inc.	3,227	3,840
†Generac Holdings, Inc.	1,111	140,141
GrafTech International Ltd.	10,007	13,810
Hubbell, Inc.	1,486	616,764
LSI Industries, Inc.	457	6,910
†NEXTracker, Inc. Class A	2,829	159,188
nVent Electric PLC	8,529	643,087
†Plug Power, Inc.	10,899	37,493
Powell Industries, Inc.	1,009	143,581
Preformed Line Products Co.	449	57,773
Regal Rexnord Corp.	3,222	580,282
Rockwell Automation, Inc.	2,883	839,904
Sensata Technologies Holding PLC	1,784	65,544
†Shoals Technologies Group, Inc. Class A	3,328	37,207
†Sunrun, Inc.	9,039	119,134
†Thermon Group Holdings, Inc.	2,349	76,859
†Ultralife Corp.	2,766	24,368
Vertiv Holdings Co. Class A	8,482	692,725
†Vicor Corp.	594	22,715
		8,672,943
Electronic Equipment, Instruments & Components–1.46%
Advanced Energy Industries, Inc.	2,741	279,527
†Airgain, Inc.	1,525	8,311
Amphenol Corp. Class A	6,376	735,472
†Arlo Technologies, Inc.	3,371	42,643
†Arrow Electronics, Inc.	3,968	513,697
Avnet, Inc.	6,028	298,868
Badger Meter, Inc.	1,271	205,661
Bel Fuse, Inc. Class B	886	53,435
Belden, Inc.	2,664	246,713
Benchmark Electronics, Inc.	2,494	74,845
CDW Corp.	4,464	1,141,802
Climb Global Solutions, Inc.	332	23,532
†Coda Octopus Group, Inc.	2,420	13,963
Cognex Corp.	4,550	193,011
†Coherent Corp.	3,251	197,076
Corning, Inc.	21,367	704,256
Crane NXT Co.	4,090	253,171
CTS Corp.	2,254	105,465
†Daktronics, Inc.	2,615	26,045
†Data I/O Corp.	7,146	25,154
†ePlus, Inc.	2,128	167,133
†Fabrinet	2,009	379,741
†FARO Technologies, Inc.	842	18,111
†Flex Ltd.	16,245	464,769
†Identiv, Inc.	1,421	11,254
†Insight Enterprises, Inc.	1,874	347,665
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†IPG Photonics Corp.	2,199	$199,427
†Iteris, Inc.	3,006	14,850
†Itron, Inc.	2,486	230,005
Jabil, Inc.	5,943	796,065
†Key Tronic Corp.	304	1,417
†Keysight Technologies, Inc.	4,379	684,788
†Kimball Electronics, Inc.	2,160	46,764
†Knowles Corp.	6,423	103,410
Littelfuse, Inc.	1,254	303,907
†Luna Innovations, Inc.	2,308	7,397
Methode Electronics, Inc.	2,176	26,504
†Mirion Technologies, Inc.	2,916	33,155
Napco Security Technologies, Inc.	1,100	44,176
†Neonode, Inc.	1,000	1,400
†nLight, Inc.	1,778	23,114
†Novanta, Inc.	1,226	214,268
†OSI Systems, Inc.	1,334	190,522
†PAR Technology Corp.	1,037	47,038
PC Connection, Inc.	2,018	133,047
†Plexus Corp.	2,007	190,304
†Powerfleet, Inc. NJ	2,100	11,214
Richardson Electronics Ltd.	916	8,436
†Rogers Corp.	1,055	125,218
†Sanmina Corp.	3,814	237,155
†ScanSource, Inc.	1,716	75,573
†SmartRent, Inc.	6,461	17,316
TD SYNNEX Corp.	3,860	436,566
TE Connectivity Ltd.	5,077	737,384
†Teledyne Technologies, Inc.	1,270	545,236
†Trimble, Inc.	5,938	382,170
†TTM Technologies, Inc.	6,628	103,728
Vishay Intertechnology, Inc.	8,859	200,922
†Vishay Precision Group, Inc.	600	21,198
Vontier Corp.	9,754	442,441
†Zebra Technologies Corp. Class A	1,112	335,201
		13,502,636
Energy Equipment & Services–0.87%
Archrock, Inc.	11,854	233,168
Baker Hughes Co.	25,840	865,640
†Bristow Group, Inc.	1,323	35,986
Cactus, Inc. Class A	2,654	132,939
ChampionX Corp.	10,411	373,651
Core Laboratories, Inc.	2,200	37,576
†DMC Global, Inc.	551	10,739
†Dril-Quip, Inc.	2,477	55,807
†Expro Group Holdings NV	5,471	109,256
†Forum Energy Technologies, Inc.	380	7,592
†Geospace Technologies Corp.	1,182	15,591
†Gulf Island Fabrication, Inc.	6,318	46,437
Halliburton Co.	35,161	1,386,047
LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Helix Energy Solutions Group, Inc.	13,252	$143,652
Helmerich & Payne, Inc.	1,423	59,851
†Independence Contract Drilling, Inc.	97	180
Liberty Energy, Inc.	8,157	169,013
†Mammoth Energy Services, Inc.	2,622	9,544
†Nabors Industries Ltd.	576	49,611
†Natural Gas Services Group, Inc.	679	13,193
†Newpark Resources, Inc.	12,475	90,069
†Nine Energy Service, Inc.	4,227	9,468
NOV, Inc.	18,750	366,000
†Oceaneering International, Inc.	6,032	141,149
†Oil States International, Inc.	5,610	34,558
Patterson-UTI Energy, Inc.	3,240	38,686
†ProPetro Holding Corp.	8,008	64,705
Ranger Energy Services, Inc.	1,723	19,453
RPC, Inc.	11,712	90,651
Schlumberger NV	24,376	1,336,048
†SEACOR Marine Holdings, Inc.	1,843	25,691
†Seadrill Ltd.	1,698	85,409
Select Water Solutions, Inc.	9,056	83,587
Solaris Oilfield Infrastructure, Inc. Class A	2,100	18,207
TechnipFMC PLC	17,349	435,633
†TETRA Technologies, Inc.	6,409	28,392
†Tidewater, Inc.	3,355	308,660
†Transocean Ltd.	37,899	238,006
†U.S. Silica Holdings, Inc.	8,053	99,938
†Valaris Ltd.	3,391	255,207
†Weatherford International PLC	4,158	479,916
		8,004,906
Entertainment–0.78%
†Atlanta Braves Holdings, Inc. Class A	1,864	73,265
†Cinemark Holdings, Inc.	7,781	139,825
Electronic Arts, Inc.	3,894	516,617
Endeavor Group Holdings, Inc. Class A	1,192	30,670
†Eventbrite, Inc. Class A	2,663	14,593
†IMAX Corp.	3,593	58,099
†Liberty Media Corp.-Liberty Formula One Class A	6,198	401,210
†Liberty Media Corp.-Liberty Live Class A	2,366	102,636
†Lions Gate Entertainment Corp. Class A	15,707	150,254
†Live Nation Entertainment, Inc.	2,936	310,541
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Madison Square Garden Entertainment Corp.	1,336	$52,385
†Madison Square Garden Sports Corp.	597	110,158
Marcus Corp.	2,001	28,534
†Netflix, Inc.	1,754	1,065,257
Playtika Holding Corp.	2,516	17,738
†Reading International, Inc. Class A	1,404	2,583
†ROBLOX Corp. Class A	1,603	61,203
†Roku, Inc.	2,442	159,145
†Sphere Entertainment Co.	1,336	65,571
†Spotify Technology SA	400	105,560
†Take-Two Interactive Software, Inc.	3,912	580,893
TKO Group Holdings, Inc.	2,192	189,411
Walt Disney Co.	20,029	2,450,748
†Warner Bros Discovery, Inc.	54,645	477,051
Warner Music Group Corp. Class A	1,625	53,657
		7,217,604
Food & Staples Retailing–1.75%
Albertsons Cos., Inc. Class A	13,445	288,261
Andersons, Inc.	2,422	138,950
†BJ's Wholesale Club Holdings, Inc.	6,678	505,191
Casey's General Stores, Inc.	2,190	697,405
†Chefs' Warehouse, Inc.	2,797	105,335
Costco Wholesale Corp.	3,222	2,360,534
Dollar General Corp.	4,851	757,047
†Dollar Tree, Inc.	4,926	655,897
†Grocery Outlet Holding Corp.	3,739	107,608
†HF Foods Group, Inc.	2,646	9,261
Ingles Markets, Inc. Class A	1,307	100,221
Kroger Co.	36,397	2,079,361
Natural Grocers by Vitamin Cottage, Inc.	2,445	44,132
†Performance Food Group Co.	6,896	514,717
PriceSmart, Inc.	1,820	152,880
SpartanNash Co.	3,365	68,007
†Sprouts Farmers Market, Inc.	7,175	462,644
Sysco Corp.	10,911	885,755
Target Corp.	12,199	2,161,785
†U.S. Foods Holding Corp.	10,600	572,082
†United Natural Foods, Inc.	3,773	43,352
Village Super Market, Inc. Class A	880	25,177
Walgreens Boots Alliance, Inc.	13,596	294,897
Walmart, Inc.	49,971	3,006,755
Weis Markets, Inc.	1,433	92,285
		16,129,539
LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.16%
Alico, Inc.	310	$9,077
Archer-Daniels-Midland Co.	1,967	123,547
B&G Foods, Inc.	4,796	54,866
Bunge Global SA	4,864	498,657
Calavo Growers, Inc.	781	21,720
Cal-Maine Foods, Inc.	3,414	200,914
Campbell Soup Co.	11,132	494,817
Conagra Brands, Inc.	13,369	396,257
†Darling Ingredients, Inc.	4,241	197,249
†Farmer Bros Co.	1,079	3,852
Flowers Foods, Inc.	13,973	331,859
Fresh Del Monte Produce, Inc.	3,707	96,048
†Freshpet, Inc.	2,140	247,940
General Mills, Inc.	11,622	813,191
†Hain Celestial Group, Inc.	6,883	54,100
Hershey Co.	3,281	638,155
Hormel Foods Corp.	10,944	381,836
Ingredion, Inc.	4,050	473,243
J & J Snack Foods Corp.	1,165	168,412
J M Smucker Co.	3,225	405,931
John B Sanfilippo & Son, Inc.	644	68,212
Kellanova	12,387	709,651
Kraft Heinz Co.	8,651	319,222
Lamb Weston Holdings, Inc.	4,444	473,419
Lancaster Colony Corp.	1,158	240,436
†Lifeway Foods, Inc.	699	12,037
Limoneira Co.	992	19,404
McCormick & Co., Inc.	5,771	443,555
†Mission Produce, Inc.	2,513	29,829
Mondelez International, Inc. Class A	14,242	996,940
†Pilgrim's Pride Corp.	7,304	250,673
†Post Holdings, Inc.	3,653	388,241
Seaboard Corp.	55	177,316
†Seneca Foods Corp. Class A	364	20,712
†Simply Good Foods Co.	6,162	209,693
Tootsie Roll Industries, Inc.	1,743	55,821
†TreeHouse Foods, Inc.	3,497	136,208
Tyson Foods, Inc. Class A	7,116	417,923
Utz Brands, Inc.	1,872	34,520
†Vital Farms, Inc.	1,481	34,433
WK Kellogg Co.	3,096	58,205
		10,708,121
Gas Utilities–0.16%
Atmos Energy Corp.	2,669	317,264
Chesapeake Utilities Corp.	908	97,428
National Fuel Gas Co.	3,810	204,673
New Jersey Resources Corp.	6,806	292,046
Northwest Natural Holding Co.	1,338	49,800
ONE Gas, Inc.	2,252	145,322
RGC Resources, Inc.	1,002	20,281
Southwest Gas Holdings, Inc.	1,839	140,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	2,361	$144,895
UGI Corp.	1,884	46,233
		1,457,945
Health Care Equipment & Supplies–1.67%
Abbott Laboratories	15,769	1,792,304
†Accuray, Inc.	4,267	10,539
†Align Technology, Inc.	1,078	353,498
†AngioDynamics, Inc.	3,064	17,986
†Apyx Medical Corp.	3,118	4,240
†Artivion, Inc.	2,557	54,106
†AtriCure, Inc.	2,424	73,738
Atrion Corp.	84	38,938
†Avanos Medical, Inc.	2,882	57,381
†Axogen, Inc.	1,694	13,671
†Axonics, Inc.	2,155	148,630
Baxter International, Inc.	12,243	523,266
Becton Dickinson & Co.	3,019	747,052
†Beyond Air, Inc.	2,266	3,943
†Boston Scientific Corp.	11,192	766,540
CONMED Corp.	1,545	123,724
Cooper Cos., Inc.	4,032	409,087
DENTSPLY SIRONA, Inc.	5,874	194,958
†Dexcom, Inc.	1,598	221,643
†Edwards Lifesciences Corp.	2,988	285,533
†Electromed, Inc.	1,109	17,910
Embecta Corp.	547	7,259
†Enovis Corp.	3,221	201,151
†Envista Holdings Corp.	7,903	168,966
†enVVeno Medical Corp.	1,679	9,134
†FONAR Corp.	558	11,919
GE HealthCare Technologies, Inc.	10,877	988,828
†Glaukos Corp.	1,473	138,889
†Globus Medical, Inc. Class A	5,390	289,120
†Haemonetics Corp.	2,274	194,086
†Hologic, Inc.	4,995	389,410
†ICU Medical, Inc.	685	73,514
†IDEXX Laboratories, Inc.	1,678	906,003
†Inari Medical, Inc.	235	11,275
†Inogen, Inc.	962	7,763
†Inspire Medical Systems, Inc.	204	43,817
†Insulet Corp.	225	38,565
†Integer Holdings Corp.	2,023	236,044
†Integra LifeSciences Holdings Corp.	3,804	134,852
†Intuitive Surgical, Inc.	1,122	447,779
iRadimed Corp.	396	17,420
†Kewaunee Scientific Corp.	820	27,921
†KORU Medical Systems, Inc.	4,448	10,497
†Lantheus Holdings, Inc.	3,065	190,766
LeMaitre Vascular, Inc.	1,009	66,957
†LENSAR, Inc.	965	3,426
†LivaNova PLC	3,030	169,498
†Masimo Corp.	338	49,635
LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	10,996	$958,301
†Merit Medical Systems, Inc.	3,063	232,022
†Neogen Corp.	1,243	19,615
†Neuronetics, Inc.	2,389	11,372
†Nevro Corp.	664	9,588
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	43,699
†OraSure Technologies, Inc.	3,929	24,163
†Orthofix Medical, Inc.	1,905	27,661
†OrthoPediatrics Corp.	500	14,580
†Penumbra, Inc.	250	55,795
†QuidelOrtho Corp.	361	17,306
ResMed, Inc.	2,272	449,924
†Retractable Technologies, Inc.	2,669	3,203
†Semler Scientific, Inc.	194	5,667
†Shockwave Medical, Inc.	602	196,029
†SI-BONE, Inc.	200	3,274
†Sight Sciences, Inc.	2,357	12,445
†STAAR Surgical Co.	327	12,518
STERIS PLC	2,626	590,377
Stryker Corp.	2,536	907,558
†Surmodics, Inc.	576	16,900
†Tactile Systems Technology, Inc.	2,636	42,835
†Tandem Diabetes Care, Inc.	99	3,506
Teleflex, Inc.	1,357	306,913
†UFP Technologies, Inc.	419	105,672
Utah Medical Products, Inc.	304	21,617
†Varex Imaging Corp.	2,809	50,843
Zimmer Biomet Holdings, Inc.	4,704	620,834
†Zimvie, Inc.	470	7,750
		15,465,148
Health Care Providers & Services–2.63%
†Acadia Healthcare Co., Inc.	4,622	366,155
†Accolade, Inc.	6,810	71,369
†AdaptHealth Corp.	3,161	36,383
†Addus HomeCare Corp.	1,037	107,164
†Agiliti, Inc.	4,584	46,390
†Agilon Health, Inc.	5,592	34,111
†Amedisys, Inc.	1,959	180,541
†AMN Healthcare Services, Inc.	2,817	176,091
†Astrana Health, Inc.	3,028	127,146
†Brookdale Senior Living, Inc.	14,577	96,354
Cardinal Health, Inc.	4,452	498,179
†Castle Biosciences, Inc.	800	17,720
Cencora, Inc.	4,757	1,155,903
†Centene Corp.	11,563	907,464
Chemed Corp.	794	509,692
Cigna Group	5,232	1,900,210
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Community Health Systems, Inc.	5,888	$20,608
†CorVel Corp.	903	237,453
†Cross Country Healthcare, Inc.	2,183	40,866
CVS Health Corp.	21,475	1,712,846
†DaVita, Inc.	6,324	873,028
Elevance Health, Inc.	3,648	1,891,634
Encompass Health Corp.	7,712	636,857
†Enhabit, Inc.	3,856	44,922
Ensign Group, Inc.	3,434	427,258
†Enzo Biochem, Inc.	4,475	5,683
†Fulgent Genetics, Inc.	885	19,205
HCA Healthcare, Inc.	1,239	413,244
†HealthEquity, Inc.	3,352	273,624
†Henry Schein, Inc.	4,163	314,390
†Hims & Hers Health, Inc.	3,832	59,281
Humana, Inc.	1,710	592,891
†InfuSystem Holdings, Inc.	1,714	14,689
†Joint Corp.	300	3,918
Laboratory Corp. of America Holdings	2,170	474,058
†LifeStance Health Group, Inc.	3,574	22,052
McKesson Corp.	767	411,764
†ModivCare, Inc.	1,393	32,666
†Molina Healthcare, Inc.	1,865	766,198
National HealthCare Corp.	1,163	109,915
National Research Corp.	1,656	65,594
†NeoGenomics, Inc.	5,840	91,805
†OPKO Health, Inc.	44,007	52,808
†Option Care Health, Inc.	7,344	246,318
†Owens & Minor, Inc.	4,089	113,306
Patterson Cos., Inc.	6,463	178,702
†Pediatrix Medical Group, Inc.	5,330	53,460
†Pennant Group, Inc.	1,314	25,794
†PetIQ, Inc.	1,642	30,016
Premier, Inc. Class A	5,444	120,312
†Progyny, Inc.	600	22,890
Quest Diagnostics, Inc.	3,088	411,044
†R1 RCM, Inc.	4,335	55,835
†RadNet, Inc.	3,391	165,006
Select Medical Holdings Corp.	5,857	176,589
†Surgery Partners, Inc.	4,969	148,225
†Tenet Healthcare Corp.	5,353	562,654
U.S. Physical Therapy, Inc.	363	40,972
UnitedHealth Group, Inc.	10,905	5,394,703
Universal Health Services, Inc. Class B	3,666	668,898
		24,254,853
Health Care Technology–0.13%
†American Well Corp. Class A	5,272	4,274
LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Certara, Inc.	8,926	$159,597
†Definitive Healthcare Corp.	3,780	30,505
†Doximity, Inc. Class A	1,110	29,870
†Evolent Health, Inc. Class A	6,148	201,593
†GoodRx Holdings, Inc. Class A	4,994	35,457
†Health Catalyst, Inc.	2,400	18,072
HealthStream, Inc.	2,713	72,329
†OptimizeRx Corp.	1,975	23,996
†Phreesia, Inc.	2,172	51,976
†Schrodinger, Inc.	1,902	51,354
Simulations Plus, Inc.	804	33,085
†Teladoc Health, Inc.	6,301	95,145
†TruBridge, Inc.	313	2,886
†Veeva Systems, Inc. Class A	1,418	328,536
†Veradigm, Inc.	8,242	63,463
		1,202,138
Hotels, Restaurants & Leisure–1.77%
†Airbnb, Inc. Class A	2,098	346,086
Aramark	9,872	321,037
†Biglari Holdings, Inc. Class A	136	29,578
†BJ's Restaurants, Inc.	1,840	66,571
Bloomin' Brands, Inc.	6,001	172,109
Booking Holdings, Inc.	217	787,250
Boyd Gaming Corp.	3,072	206,807
†Brinker International, Inc.	1,880	93,398
†Caesars Entertainment, Inc.	5,797	253,561
†Carnival Corp.	16,011	261,620
Carrols Restaurant Group, Inc.	3,714	35,320
Cheesecake Factory, Inc.	3,354	121,247
†Chipotle Mexican Grill, Inc.	303	880,751
Choice Hotels International, Inc.	2,305	291,237
Churchill Downs, Inc.	2,699	334,001
†Chuy's Holdings, Inc.	1,208	40,746
Cracker Barrel Old Country Store, Inc.	903	65,675
Darden Restaurants, Inc.	4,987	833,577
†Dave & Buster's Entertainment, Inc.	3,232	202,323
†Denny's Corp.	3,911	35,043
Dine Brands Global, Inc.	552	25,657
Domino's Pizza, Inc.	622	309,059
†DoorDash, Inc. Class A	1,271	175,042
†DraftKings, Inc. Class A	3,203	145,448
†El Pollo Loco Holdings, Inc.	3,403	33,145
†Everi Holdings, Inc.	1,700	17,085
†Expedia Group, Inc.	3,677	506,507
†First Watch Restaurant Group, Inc.	3,027	74,525
Golden Entertainment, Inc.	647	23,829
†Hilton Grand Vacations, Inc.	4,987	235,436
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	1,646	$351,108
Hyatt Hotels Corp. Class A	1,426	227,618
International Game Technology PLC	3,976	89,818
Jack in the Box, Inc.	1,074	73,548
Krispy Kreme, Inc.	6,170	94,000
†Kura Sushi USA, Inc. Class A	610	70,248
Las Vegas Sands Corp.	6,331	327,313
†Life Time Group Holdings, Inc.	1,688	26,198
†Light & Wonder, Inc.	3,487	355,988
†Lindblad Expeditions Holdings, Inc.	3,554	33,159
Marriott International, Inc. Class A	1,570	396,127
Marriott Vacations Worldwide Corp.	2,191	236,036
McDonald's Corp.	4,037	1,138,232
†MGM Resorts International	7,621	359,787
Nathan's Famous, Inc.	298	21,098
†Noodles & Co.	3,644	6,960
†Norwegian Cruise Line Holdings Ltd.	9,439	197,558
†ONE Group Hospitality, Inc.	1,626	9,057
Papa John's International, Inc.	1,423	94,772
†Penn Entertainment, Inc.	3,322	60,494
†Planet Fitness, Inc. Class A	2,230	139,665
†Playa Hotels & Resorts NV	8,515	82,596
†PlayAGS, Inc.	1,440	12,931
†Portillo's, Inc. Class A	1,400	19,852
†Potbelly Corp.	1,460	17,681
†Red Robin Gourmet Burgers, Inc.	1,284	9,835
Red Rock Resorts, Inc. Class A	3,306	197,765
†Royal Caribbean Cruises Ltd.	7,558	1,050,638
†Sabre Corp.	5,918	14,322
†Shake Shack, Inc. Class A	835	86,865
†Six Flags Entertainment Corp.	3,068	80,750
Starbucks Corp.	6,314	577,036
†Sweetgreen, Inc. Class A	7,756	195,917
Texas Roadhouse, Inc.	3,420	528,287
Travel & Leisure Co.	3,985	195,106
†United Parks & Resorts, Inc.	481	27,037
Vail Resorts, Inc.	1,881	419,143
Wendy's Co.	13,624	256,676
Wingstop, Inc.	1,028	376,659
Wyndham Hotels & Resorts, Inc.	4,003	307,230
Wynn Resorts Ltd.	1,444	147,620
Yum! Brands, Inc.	3,499	485,136
		16,321,536
LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.34%
Bassett Furniture Industries, Inc.	722	$10,657
†Beazer Homes USA, Inc.	2,298	75,374
†Cavco Industries, Inc.	542	216,291
Century Communities, Inc.	2,517	242,891
DR Horton, Inc.	5,753	946,656
†Dream Finders Homes, Inc. Class A	1,113	48,671
Ethan Allen Interiors, Inc.	1,750	60,498
Flexsteel Industries, Inc.	419	15,629
Garmin Ltd.	4,554	677,954
†GoPro, Inc. Class A	2,100	4,683
†Green Brick Partners, Inc.	3,200	192,736
Hamilton Beach Brands Holding Co. Class A	652	15,883
†Helen of Troy Ltd.	1,664	191,759
Hooker Furnishings Corp.	831	19,952
†Hovnanian Enterprises, Inc. Class A	551	86,474
Installed Building Products, Inc.	1,646	425,870
†iRobot Corp.	1,792	15,698
KB Home	5,148	364,890
†Landsea Homes Corp.	1,947	28,290
La-Z-Boy, Inc.	3,008	113,161
†Legacy Housing Corp.	594	12,783
Leggett & Platt, Inc.	7,210	138,072
Lennar Corp. Class A	5,327	906,116
†LGI Homes, Inc.	1,679	195,385
Lifetime Brands, Inc.	785	8,227
†Lovesac Co.	603	13,628
†M/I Homes, Inc.	1,091	148,692
MDC Holdings, Inc.	2,343	147,398
Meritage Homes Corp.	2,325	407,944
†Mohawk Industries, Inc.	2,110	276,178
Newell Brands, Inc.	22,715	182,401
†NVR, Inc.	121	980,095
PulteGroup, Inc.	10,233	1,234,304
Purple Innovation, Inc.	800	1,392
SharkNinja, Inc.	2,806	174,786
†Skyline Champion Corp.	2,886	245,339
†Sonos, Inc.	2,987	56,932
†Taylor Morrison Home Corp.	6,223	386,884
Tempur Sealy International, Inc.	10,009	568,711
Toll Brothers, Inc.	6,351	821,629
†TopBuild Corp.	2,212	974,895
†Tri Pointe Homes, Inc.	8,843	341,870
†Universal Electronics, Inc.	867	8,679
†Vizio Holding Corp. Class A	3,148	34,439
†VOXX International Corp.	2,205	17,993
Whirlpool Corp.	480	57,422
Worthington Enterprises, Inc.	3,712	230,998
		12,327,209
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.99%
†Central Garden & Pet Co.	5,315	$201,513
Church & Dwight Co., Inc.	4,361	454,896
Clorox Co.	2,258	345,723
Colgate-Palmolive Co.	5,992	539,580
Energizer Holdings, Inc.	3,912	115,169
Kimberly-Clark Corp.	5,037	651,536
Oil-Dri Corp. of America	282	21,026
Procter & Gamble Co.	38,921	6,314,932
Reynolds Consumer Products, Inc.	1,427	40,755
Spectrum Brands Holdings, Inc.	2,923	260,176
WD-40 Co.	775	196,315
		9,141,621
Independent Power and Renewable Electricity Producers–0.25%
AES Corp.	8,298	148,783
†Altus Power, Inc.	3,296	15,755
Brookfield Renewable Corp. Class A	5,993	147,248
Clearway Energy, Inc. Class A	5,540	124,608
†Montauk Renewables, Inc.	2,515	10,462
Ormat Technologies, Inc.	2,822	186,788
†Sunnova Energy International, Inc.	5,997	36,762
Vistra Corp.	23,319	1,624,168
		2,294,574
Industrial Conglomerates–0.44%
3M Co.	2,713	287,768
General Electric Co.	8,154	1,431,272
Honeywell International, Inc.	11,302	2,319,735
		4,038,775
Insurance–3.29%
Aflac, Inc.	10,120	868,903
Allstate Corp.	6,480	1,121,105
†Ambac Financial Group, Inc.	2,234	34,917
†American Equity Investment Life Holding Co.	6,329	355,816
American Financial Group, Inc.	4,150	566,392
American International Group, Inc.	13,308	1,040,286
AMERISAFE, Inc.	1,468	73,650
Aon PLC Class A	1,274	425,159
†Arch Capital Group Ltd.	10,534	973,763
Arthur J Gallagher & Co.	2,541	635,352
Assurant, Inc.	3,006	565,849
Assured Guaranty Ltd.	5,886	513,554
Axis Capital Holdings Ltd.	5,346	347,597
†Brighthouse Financial, Inc.	4,915	253,319
Brown & Brown, Inc.	7,821	684,650
†BRP Group, Inc. Class A	2,221	64,276
Chubb Ltd.	5,362	1,389,455
LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial Corp.	4,103	$509,470
CNA Financial Corp.	502	22,801
CNO Financial Group, Inc.	6,176	169,717
Crawford & Co. Class A	3,914	35,968
Donegal Group, Inc. Class A	996	14,083
†eHealth, Inc.	1,543	9,304
Employers Holdings, Inc.	2,097	95,183
†Enstar Group Ltd.	1,075	334,067
Erie Indemnity Co. Class A	634	254,595
Everest Group Ltd.	1,231	489,323
F&G Annuities & Life, Inc.	1,138	46,146
Fidelity National Financial, Inc.	11,124	590,684
First American Financial Corp.	5,770	352,259
†Genworth Financial, Inc. Class A	22,919	147,369
Globe Life, Inc.	5,229	608,499
†Goosehead Insurance, Inc. Class A	189	12,591
†Greenlight Capital Re Ltd. Class A	1,907	23,780
Hanover Insurance Group, Inc.	3,093	421,174
Hartford Financial Services Group, Inc.	13,650	1,406,633
HCI Group, Inc.	887	102,963
†Heritage Insurance Holdings, Inc.	4,237	45,124
Horace Mann Educators Corp.	2,359	87,259
Investors Title Co.	124	20,236
James River Group Holdings Ltd.	1,705	15,857
Kemper Corp.	3,591	222,355
Kinsale Capital Group, Inc.	763	400,377
Loews Corp.	6,244	488,843
†Maiden Holdings Ltd.	5,521	12,422
†Markel Group, Inc.	350	532,518
Marsh & McLennan Cos., Inc.	8,146	1,677,913
Mercury General Corp.	3,824	197,318
MetLife, Inc.	8,084	599,105
National Western Life Group, Inc. Class A	298	146,604
†NI Holdings, Inc.	863	13,075
Old Republic International Corp.	15,631	480,184
†Oscar Health, Inc. Class A	9,881	146,931
†Palomar Holdings, Inc.	463	38,813
Primerica, Inc.	3,272	827,685
Principal Financial Group, Inc.	8,614	743,474
†ProAssurance Corp.	3,203	41,191
Progressive Corp.	2,871	593,780
Prudential Financial, Inc.	13,600	1,596,640
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	2,470	$476,414
RenaissanceRe Holdings Ltd.	2,081	489,097
RLI Corp.	2,487	369,245
Safety Insurance Group, Inc.	1,159	95,258
Selective Insurance Group, Inc.	2,641	288,318
†Selectquote, Inc.	567	1,134
†SiriusPoint Ltd.	7,714	98,045
Stewart Information Services Corp.	1,688	109,821
Tiptree, Inc.	1,600	27,648
Travelers Cos., Inc.	6,642	1,528,590
†Trupanion, Inc.	433	11,955
United Fire Group, Inc.	2,034	44,280
Universal Insurance Holdings, Inc.	3,924	79,736
Unum Group	9,940	533,380
W R Berkley Corp.	7,351	650,122
White Mountains Insurance Group Ltd.	204	366,037
Willis Towers Watson PLC	2,493	685,575
		30,343,011
Interactive Media & Services–3.43%
†Alphabet, Inc. Class A	61,181	9,234,048
†Alphabet, Inc. Class C	58,321	8,879,956
†Angi, Inc.	1,639	4,294
†Bumble, Inc. Class A	6,388	72,504
†Cargurus, Inc.	4,848	111,892
†Cars.com, Inc.	4,551	78,186
†DHI Group, Inc.	3,155	8,045
†EverQuote, Inc. Class A	500	9,280
†fuboTV, Inc.	8,998	14,217
†Match Group, Inc.	4,578	166,090
Meta Platforms, Inc. Class A	24,507	11,900,109
†Pinterest, Inc. Class A	6,587	228,371
†QuinStreet, Inc.	3,300	58,278
Shutterstock, Inc.	2,288	104,813
†Snap, Inc. Class A	9,587	110,059
†TripAdvisor, Inc.	4,445	123,527
†TrueCar, Inc.	6,947	23,550
†Vimeo, Inc.	4,300	17,587
†Yelp, Inc.	3,429	135,103
†Zedge, Inc. Class B	591	1,637
†Ziff Davis, Inc.	3,482	219,505
†ZipRecruiter, Inc. Class A	1,473	16,925
†ZoomInfo Technologies, Inc.	7,341	117,676
		31,635,652
IT Services–1.42%
Accenture PLC Class A	11,756	4,074,747
†Akamai Technologies, Inc.	4,082	443,958
Amdocs Ltd.	4,487	405,490
†Brightcove, Inc.	3,520	6,829
LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Cloudflare, Inc. Class A	488	$47,253
Cognizant Technology Solutions Corp. Class A	10,584	775,701
†DigitalOcean Holdings, Inc.	1,949	74,413
†DXC Technology Co.	11,644	246,969
†Edgio, Inc.	83	801
†EPAM Systems, Inc.	977	269,808
†Fastly, Inc. Class A	5,634	73,073
†Gartner, Inc.	1,820	867,540
†Globant SA	1,310	264,489
†GoDaddy, Inc. Class A	2,711	321,742
†Grid Dynamics Holdings, Inc.	2,155	26,485
Hackett Group, Inc.	2,748	66,776
Information Services Group, Inc.	2,900	11,716
International Business Machines Corp.	20,201	3,857,583
†Kyndryl Holdings, Inc.	4,524	98,442
†MongoDB, Inc.	226	81,053
†Okta, Inc.	1,917	200,557
†Perficient, Inc.	1,815	102,166
†Snowflake, Inc. Class A	525	84,840
†Twilio, Inc. Class A	5,755	351,918
†Unisys Corp.	1,659	8,146
†VeriSign, Inc.	1,891	358,364
		13,120,859
Leisure Products–0.26%
Acushnet Holdings Corp.	4,495	296,445
†American Outdoor Brands, Inc.	1,803	15,867
†AMMO, Inc.	8,400	23,100
Brunswick Corp.	5,296	511,170
†Funko, Inc. Class A	1,250	7,800
Hasbro, Inc.	4,346	245,636
†JAKKS Pacific, Inc.	616	15,215
Johnson Outdoors, Inc. Class A	436	20,104
†Malibu Boats, Inc. Class A	1,584	68,556
Marine Products Corp.	2,133	25,063
†MasterCraft Boat Holdings, Inc.	1,000	23,720
†Mattel, Inc.	18,315	362,820
Polaris, Inc.	3,553	355,726
Smith & Wesson Brands, Inc.	2,575	44,702
†Topgolf Callaway Brands Corp.	7,331	118,542
†Vista Outdoor, Inc.	4,147	135,939
†YETI Holdings, Inc.	4,493	173,205
		2,443,610
Life Sciences Tools & Services–1.24%
†10X Genomics, Inc. Class A	1,470	55,169
†Adaptive Biotechnologies Corp.	4,172	13,392
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc.	5,210	$758,107
†Alpha Teknova, Inc.	1,800	4,554
†Avantor, Inc.	13,009	332,640
†Azenta, Inc.	1,794	108,142
†BioLife Solutions, Inc.	3,897	72,289
†Bio-Rad Laboratories, Inc. Class A	570	197,146
Bio-Techne Corp.	2,920	205,539
Bruker Corp.	7,489	703,517
†Charles River Laboratories International, Inc.	1,615	437,584
†CryoPort, Inc.	2,671	47,277
†Cytek Biosciences, Inc.	2,976	19,969
Danaher Corp.	5,632	1,406,423
†Fortrea Holdings, Inc.	3,037	121,905
†Harvard Bioscience, Inc.	3,169	13,437
†Illumina, Inc.	1,496	205,431
†IQVIA Holdings, Inc.	4,967	1,256,105
†Maravai LifeSciences Holdings, Inc. Class A	5,321	46,133
†Medpace Holdings, Inc.	1,557	629,262
Mesa Laboratories, Inc.	221	24,250
†Mettler-Toledo International, Inc.	322	428,675
†Nautilus Biotechnology, Inc.	5,121	15,056
†OmniAb, Inc.	4,454	24,141
†Pacific Biosciences of California, Inc.	7,405	27,769
†Quanterix Corp.	1,218	28,696
†Repligen Corp.	1,464	269,259
Revvity, Inc.	2,954	310,170
†Seer, Inc.	2,828	5,373
†Sotera Health Co.	12,699	152,515
Thermo Fisher Scientific, Inc.	4,351	2,528,845
†Waters Corp.	1,354	466,087
West Pharmaceutical Services, Inc.	1,251	495,033
		11,409,890
Machinery–3.30%
†3D Systems Corp.	6,912	30,689
AGCO Corp.	4,680	575,734
Alamo Group, Inc.	671	153,209
Albany International Corp. Class A	2,141	200,205
Allison Transmission Holdings, Inc.	7,945	644,816
Astec Industries, Inc.	1,462	63,904
Barnes Group, Inc.	3,140	116,651
†Blue Bird Corp.	812	31,132
Caterpillar, Inc.	9,808	3,593,945
Chicago Rivet & Machine Co.	189	3,213
Columbus McKinnon Corp.	1,631	72,792
LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Commercial Vehicle Group, Inc.	4,182	$26,890
Crane Co.	2,614	353,230
Cummins, Inc.	4,569	1,346,256
Deere & Co.	5,900	2,423,366
Donaldson Co., Inc.	8,393	626,789
Douglas Dynamics, Inc.	1,386	33,430
Dover Corp.	3,908	692,459
Eastern Co.	515	17,556
†Energy Recovery, Inc.	2,984	47,117
Enerpac Tool Group Corp.	2,890	103,057
Enpro, Inc.	2,155	363,699
Esab Corp.	2,239	247,566
ESCO Technologies, Inc.	1,491	159,612
Federal Signal Corp.	4,085	346,694
Flowserve Corp.	6,513	297,514
Fortive Corp.	6,827	587,259
Franklin Electric Co., Inc.	2,494	266,384
†Gates Industrial Corp. PLC	3,772	66,802
†Gencor Industries, Inc.	1,204	20,095
Gorman-Rupp Co.	2,146	84,874
Graco, Inc.	3,675	343,465
†Graham Corp.	501	13,667
Greenbrier Cos., Inc.	1,954	101,803
Helios Technologies, Inc.	2,751	122,942
Hillenbrand, Inc.	5,042	253,562
†Hillman Solutions Corp.	9,490	100,974
Hurco Cos., Inc.	300	6,048
Hyster-Yale Materials Handling, Inc.	834	53,518
IDEX Corp.	1,637	399,461
Illinois Tool Works, Inc.	5,942	1,594,417
Ingersoll Rand, Inc.	9,821	932,504
ITT, Inc.	4,600	625,738
John Bean Technologies Corp.	1,844	193,417
Kadant, Inc.	745	244,434
Kennametal, Inc.	5,039	125,673
†L B Foster Co. Class A	762	20,810
Lincoln Electric Holdings, Inc.	3,420	873,605
Lindsay Corp.	475	55,889
†LS Starrett Co. Class A	1,600	25,424
Luxfer Holdings PLC	1,289	13,367
†Manitowoc Co., Inc.	3,195	45,177
†Mayville Engineering Co., Inc.	557	7,982
†Middleby Corp.	2,587	415,964
Miller Industries, Inc.	637	31,914
Mueller Industries, Inc.	8,516	459,268
Mueller Water Products, Inc. Class A	10,288	165,534
†NN, Inc.	5,648	26,772
Nordson Corp.	1,271	348,940
Omega Flex, Inc.	460	32,628
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Oshkosh Corp.	3,866	$482,129
Otis Worldwide Corp.	7,055	700,350
PACCAR, Inc.	10,993	1,361,923
Parker-Hannifin Corp.	1,516	842,578
Park-Ohio Holdings Corp.	1,241	33,110
Pentair PLC	8,934	763,321
†Proto Labs, Inc.	1,067	38,145
†RBC Bearings, Inc.	700	189,245
REV Group, Inc.	4,472	98,786
Shyft Group, Inc.	2,371	29,448
Snap-on, Inc.	1,470	435,443
†SPX Technologies, Inc.	3,324	409,284
Standex International Corp.	630	114,799
Stanley Black & Decker, Inc.	4,384	429,325
†Stratasys Ltd.	3,678	42,738
Tennant Co.	1,373	166,971
Terex Corp.	3,393	218,509
Timken Co.	4,369	381,982
†Titan International, Inc.	6,689	83,345
Toro Co.	3,648	334,266
Trinity Industries, Inc.	6,963	193,920
Twin Disc, Inc.	600	9,918
Wabash National Corp.	2,605	77,994
Watts Water Technologies, Inc. Class A	1,597	339,442
Westinghouse Air Brake Technologies Corp.	4,846	705,965
Xylem, Inc.	5,955	769,624
		30,484,396
Marine–0.10%
Costamare, Inc.	6,357	72,152
Eagle Bulk Shipping, Inc.	539	33,671
Genco Shipping & Trading Ltd.	2,086	42,408
†Kirby Corp.	4,034	384,521
Matson, Inc.	2,879	323,600
Pangaea Logistics Solutions Ltd.	3,860	26,904
		883,256
Media–1.06%
†Advantage Solutions, Inc.	5,958	25,798
†Altice USA, Inc. Class A	10,271	26,807
†AMC Networks, Inc. Class A	1,659	20,124
†Boston Omaha Corp. Class A	1,027	15,877
Cable One, Inc.	196	82,933
†Cardlytics, Inc.	5,823	84,375
†Charter Communications, Inc. Class A	2,320	674,262
Comcast Corp. Class A	82,939	3,595,406
†comScore, Inc.	230	3,542
†Cumulus Media, Inc. Class A	500	1,795
DallasNews Corp.	1,322	5,050
†EchoStar Corp. Class A	8,616	122,778
LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Emerald Holding, Inc.	3,197	$21,772
Entravision Communications Corp. Class A	4,034	6,616
†EW Scripps Co. Class A	5,690	22,362
Fox Corp. Class A	16,453	493,145
†Gambling.com Group Ltd.	2,200	20,086
†Gannett Co., Inc.	11,594	28,289
Gray Television, Inc.	5,362	33,888
†Integral Ad Science Holding Corp.	8,409	83,838
Interpublic Group of Cos., Inc.	14,529	474,081
John Wiley & Sons, Inc. Class A	2,592	98,833
†Liberty Broadband Corp. Class A	1,708	97,671
†Liberty Media Corp.-Liberty SiriusXM Class A	13,115	389,611
†Magnite, Inc.	5,590	60,093
†Marchex, Inc. Class B	5,340	7,316
New York Times Co. Class A	6,656	287,672
News Corp. Class A	17,038	450,925
Nexstar Media Group, Inc.	3,138	540,646
Omnicom Group, Inc.	10,447	1,010,852
Paramount Global Class A	24,606	293,637
†PubMatic, Inc. Class A	1,163	27,586
Saga Communications, Inc. Class A	635	14,167
Scholastic Corp.	2,318	87,412
Sinclair, Inc.	911	12,271
Sirius XM Holdings, Inc.	21,963	85,216
†Stagwell, Inc.	4,200	26,124
†TechTarget, Inc.	959	31,724
TEGNA, Inc.	15,413	230,270
†Thryv Holdings, Inc.	1,751	38,925
†Trade Desk, Inc. Class A	1,794	156,831
†Urban One, Inc.	3,828	7,809
†WideOpenWest, Inc.	3,597	13,021
		9,811,436
Metals & Mining–1.10%
Alcoa Corp.	11,273	380,915
Alpha Metallurgical Resources, Inc.	805	266,592
†Ampco-Pittsburgh Corp.	782	1,697
Arch Resources, Inc.	1,270	204,203
†ATI, Inc.	7,588	388,278
Caledonia Mining Corp. PLC	1,249	13,826
Carpenter Technology Corp.	2,617	186,906
†Century Aluminum Co.	6,328	97,388
†Cleveland-Cliffs, Inc.	27,413	623,372
†Coeur Mining, Inc.	22,731	85,696
Commercial Metals Co.	7,116	418,207
Compass Minerals International, Inc.	2,029	31,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Dakota Gold Corp.	2,786	$6,603
Ferroglobe PLC	9,406	46,842
Fortitude Gold Corp.	1,049	5,728
Freeport-McMoRan, Inc.	22,516	1,058,702
Friedman Industries, Inc.	5	94
†Gatos Silver, Inc.	2,261	18,970
Haynes International, Inc.	2,063	124,028
Hecla Mining Co.	36,267	174,444
†Idaho Strategic Resources, Inc.	1,820	15,397
Kaiser Aluminum Corp.	589	52,633
Materion Corp.	1,479	194,858
†Metallus, Inc.	6,202	137,994
†MP Materials Corp.	4,309	61,619
Newmont Corp.	17,956	643,543
†Nexa Resources SA	4,710	33,724
Nucor Corp.	6,406	1,267,747
Olympic Steel, Inc.	623	44,158
Radius Recycling, Inc.	1,911	40,379
Ramaco Resources, Inc. Class A	1,411	23,761
Reliance, Inc.	2,246	750,568
Royal Gold, Inc.	1,959	238,626
Ryerson Holding Corp.	2,843	95,241
Southern Copper Corp.	2,896	308,482
Steel Dynamics, Inc.	8,252	1,223,194
SunCoke Energy, Inc.	6,128	69,063
Tredegar Corp.	3,415	22,266
U.S. Steel Corp.	12,149	495,436
†Universal Stainless & Alloy Products, Inc.	352	7,892
Warrior Met Coal, Inc.	3,207	194,665
Worthington Steel, Inc.	3,712	133,075
		10,188,748
Multiline Retail–1.84%
†1stdibs.com, Inc.	2,522	15,031
†Amazon.com, Inc.	79,923	14,416,511
†Big Lots, Inc.	2,718	11,769
Dillard's, Inc. Class A	943	444,757
eBay, Inc.	17,791	939,009
†Etsy, Inc.	2,811	193,172
Kohl's Corp.	9,455	275,613
Macy's, Inc.	17,805	355,922
Nordstrom, Inc.	7,134	144,606
†Ollie's Bargain Outlet Holdings, Inc.	2,449	194,867
†Qurate Retail, Inc.	26,054	32,046
		17,023,303
Multi-Utilities–0.39%
Ameren Corp.	4,019	297,245
Avista Corp.	2,686	94,064
Black Hills Corp.	964	52,634
CenterPoint Energy, Inc.	10,838	308,775
LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	5,086	$306,889
Consolidated Edison, Inc.	5,469	496,640
Dominion Energy, Inc.	5,531	272,070
DTE Energy Co.	3,725	417,722
NiSource, Inc.	8,491	234,861
Northwestern Energy Group, Inc.	1,697	86,428
Public Service Enterprise Group, Inc.	5,861	391,398
Sempra	3,928	282,148
Unitil Corp.	1,166	61,040
WEC Energy Group, Inc.	3,452	283,478
		3,585,392
Oil, Gas & Consumable Fuels–5.54%
Adams Resources & Energy, Inc.	441	12,789
†Amplify Energy Corp.	3,085	20,392
Antero Midstream Corp.	24,985	351,289
†Antero Resources Corp.	8,049	233,421
APA Corp.	10,617	365,012
Ardmore Shipping Corp.	2,791	45,828
†Battalion Oil Corp.	29	164
Berry Corp.	3,410	27,451
California Resources Corp.	4,309	237,426
†Callon Petroleum Co.	3,716	132,884
†Centrus Energy Corp. Class A	700	29,071
Cheniere Energy, Inc.	6,391	1,030,740
Chesapeake Energy Corp.	8,494	754,522
Chevron Corp.	31,851	5,024,177
Chord Energy Corp.	1,551	276,450
Civitas Resources, Inc.	3,073	233,271
†Clean Energy Fuels Corp.	20,933	56,100
†CNX Resources Corp.	15,674	371,787
Comstock Resources, Inc.	11,629	107,917
ConocoPhillips	27,972	3,560,276
CONSOL Energy, Inc.	2,615	219,032
Coterra Energy, Inc.	35,202	981,432
Crescent Energy Co. Class A	1,709	20,337
CVR Energy, Inc.	6,732	240,063
Delek U.S. Holdings, Inc.	4,667	143,464
Devon Energy Corp.	28,945	1,452,460
DHT Holdings, Inc.	13,916	160,034
Diamondback Energy, Inc.	7,713	1,528,485
Dorian LPG Ltd.	2,455	94,419
DT Midstream, Inc.	5,805	354,685
†EnLink Midstream LLC	29,673	404,740
EOG Resources, Inc.	11,873	1,517,844
Epsilon Energy Ltd.	2,128	11,693
EQT Corp.	13,715	508,415
Equitrans Midstream Corp.	22,129	276,391
Evolution Petroleum Corp.	2,220	13,631
Excelerate Energy, Inc. Class A	1,162	18,615
Exxon Mobil Corp.	71,407	8,300,350
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
FutureFuel Corp.	4,158	$33,472
†Green Plains, Inc.	3,877	89,636
†Gulfport Energy Corp.	473	75,737
†Hallador Energy Co.	3,632	19,359
Hess Corp.	8,531	1,302,172
HF Sinclair Corp.	10,776	650,547
International Seaways, Inc.	2,758	146,726
Kinder Morgan, Inc.	41,331	758,011
Kinetik Holdings, Inc.	896	35,724
†Kosmos Energy Ltd.	26,917	160,425
Magnolia Oil & Gas Corp. Class A	9,382	243,463
Marathon Oil Corp.	28,424	805,536
Marathon Petroleum Corp.	11,827	2,383,140
Matador Resources Co.	6,684	446,291
Murphy Oil Corp.	10,368	473,818
NACCO Industries, Inc. Class A	326	9,845
New Fortress Energy, Inc.	4,276	130,803
Nordic American Tankers Ltd.	14,832	58,141
Northern Oil & Gas, Inc.	1,139	45,196
Occidental Petroleum Corp.	19,951	1,296,615
ONEOK, Inc.	15,976	1,280,796
Overseas Shipholding Group, Inc. Class A	5,002	32,013
Ovintiv, Inc.	13,095	679,630
†Par Pacific Holdings, Inc.	3,626	134,380
PBF Energy, Inc. Class A	7,775	447,607
Peabody Energy Corp.	9,294	225,472
Permian Resources Corp.	19,935	352,052
Phillips 66	7,915	1,292,836
PHX Minerals, Inc.	655	2,234
Pioneer Natural Resources Co.	5,179	1,359,487
†PrimeEnergy Resources Corp.	202	20,251
Range Resources Corp.	17,978	618,983
†REX American Resources Corp.	1,620	95,110
SandRidge Energy, Inc.	3,035	44,220
Scorpio Tankers, Inc.	4,423	316,466
SFL Corp. Ltd.	10,126	133,461
†SilverBow Resources, Inc.	1,201	41,002
Sitio Royalties Corp. Class A	1,683	41,604
SM Energy Co.	10,169	506,925
†Southwestern Energy Co.	61,772	468,232
†Talos Energy, Inc.	4,058	56,528
Targa Resources Corp.	9,029	1,011,158
†Teekay Corp.	3,211	23,376
Teekay Tankers Ltd. Class A	2,248	131,306
Texas Pacific Land Corp.	732	423,469
†Uranium Energy Corp.	12,370	83,498
Valero Energy Corp.	10,833	1,849,085
†Vital Energy, Inc.	1,639	86,113
LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc.	1,422	$33,744
W&T Offshore, Inc.	4,101	10,868
Williams Cos., Inc.	24,170	941,905
World Kinect Corp.	6,061	160,313
		51,185,838
Paper & Forest Products–0.09%
†Clearwater Paper Corp.	1,500	65,595
†Glatfelter Corp.	3,242	6,484
Louisiana-Pacific Corp.	7,336	615,564
Mercer International, Inc.	4,679	46,556
Sylvamo Corp.	1,590	98,166
		832,365
Personal Products–0.25%
†BellRing Brands, Inc.	5,127	302,647
†Coty, Inc. Class A	28,705	343,312
Edgewell Personal Care Co.	3,074	118,779
†elf Beauty, Inc.	1,640	321,489
Estee Lauder Cos., Inc. Class A	1,114	171,723
†Herbalife Ltd.	4,218	42,391
†Honest Co., Inc.	11,559	46,814
Inter Parfums, Inc.	1,441	202,475
Kenvue, Inc.	27,395	587,897
Lifevantage Corp.	2,676	16,190
Medifast, Inc.	636	24,371
Natural Health Trends Corp.	462	3,095
†Nature's Sunshine Products, Inc.	909	18,880
Nu Skin Enterprises, Inc. Class A	3,625	50,134
†USANA Health Sciences, Inc.	1,458	70,713
		2,320,910
Pharmaceuticals–3.13%
†Amneal Pharmaceuticals, Inc.	8,114	49,171
†Amphastar Pharmaceuticals, Inc.	3,846	168,878
†ANI Pharmaceuticals, Inc.	935	64,637
†Arvinas, Inc.	1,209	49,907
†Assertio Holdings, Inc.	937	899
†Atea Pharmaceuticals, Inc.	4,025	16,261
†Athira Pharma, Inc.	4,848	13,283
Bristol-Myers Squibb Co.	43,919	2,381,727
†Catalent, Inc.	4,237	239,179
†Collegium Pharmaceutical, Inc.	1,508	58,541
†Corcept Therapeutics, Inc.	4,605	116,000
†Elanco Animal Health, Inc.	18,347	298,689
Eli Lilly & Co.	13,852	10,776,302
†Fulcrum Therapeutics, Inc.	3,143	29,670
†Harmony Biosciences Holdings, Inc.	2,848	95,636
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Innoviva, Inc.	5,638	$85,923
†Intra-Cellular Therapies, Inc.	506	35,015
†Jazz Pharmaceuticals PLC	1,518	182,798
Johnson & Johnson	47,886	7,575,086
†Ligand Pharmaceuticals, Inc.	909	66,448
†Lyra Therapeutics, Inc.	1,968	12,241
Merck & Co., Inc.	18,407	2,428,804
†Nektar Therapeutics	5,848	5,463
†NGM Biopharmaceuticals, Inc.	1,200	1,908
Organon & Co.	1,956	36,773
†Pacira BioSciences, Inc.	2,987	87,280
Perrigo Co. PLC	7,593	244,419
Pfizer, Inc.	65,116	1,806,969
Phibro Animal Health Corp. Class A	1,490	19,266
†Pliant Therapeutics, Inc.	1,160	17,284
†Prestige Consumer Healthcare, Inc.	3,449	250,259
†Scilex Holding Co.	1,396	2,220
†scPharmaceuticals, Inc.	2,003	10,055
SIGA Technologies, Inc.	4,189	35,858
†Supernus Pharmaceuticals, Inc.	4,014	136,917
†Taro Pharmaceutical Industries Ltd.	2,002	84,765
†Tarsus Pharmaceuticals, Inc.	625	22,719
†Ventyx Biosciences, Inc.	1,006	5,533
Viatris, Inc.	29,225	348,946
Zoetis, Inc.	5,954	1,007,476
		28,869,205
Professional Services–1.70%
†Alight, Inc. Class A	6,750	66,487
†ASGN, Inc.	3,282	343,822
†Asure Software, Inc.	1,711	13,311
Automatic Data Processing, Inc.	7,901	1,973,196
Barrett Business Services, Inc.	764	96,814
BGSF, Inc.	458	4,768
Booz Allen Hamilton Holding Corp.	4,888	725,575
Broadridge Financial Solutions, Inc.	3,831	784,819
†CACI International, Inc. Class A	1,277	483,766
†CBIZ, Inc.	2,928	229,848
†Clarivate PLC	6,339	47,099
Concentrix Corp.	3,531	233,823
†Conduent, Inc.	11,528	38,965
CRA International, Inc.	465	69,555
CSG Systems International, Inc.	1,963	101,173
†Dayforce, Inc.	2,899	191,943
LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†DLH Holdings Corp.	697	$9,249
Dun & Bradstreet Holdings, Inc.	18,237	183,099
Equifax, Inc.	2,435	651,411
†ExlService Holdings, Inc.	7,105	225,939
Exponent, Inc.	2,689	222,353
First Advantage Corp.	6,442	104,489
†Forrester Research, Inc.	1,302	28,071
†Franklin Covey Co.	769	30,191
†FTI Consulting, Inc.	1,813	381,256
Genpact Ltd.	4,452	146,693
Heidrick & Struggles International, Inc.	1,738	58,501
HireQuest, Inc.	768	9,946
†HireRight Holdings Corp.	1,600	22,832
†Huron Consulting Group, Inc.	1,526	147,442
†IBEX Holdings Ltd.	574	8,857
ICF International, Inc.	989	148,973
Insperity, Inc.	1,739	190,612
Jacobs Solutions, Inc.	2,662	409,229
KBR, Inc.	5,931	377,567
Kelly Services, Inc. Class A	2,914	72,966
Kforce, Inc.	1,861	131,238
Korn Ferry	3,509	230,752
†Legalzoom.com, Inc.	3,899	52,013
Leidos Holdings, Inc.	3,474	455,407
ManpowerGroup, Inc.	3,592	278,883
Maximus, Inc.	4,397	368,908
†Mistras Group, Inc.	2,371	22,667
†NV5 Global, Inc.	814	79,780
†Parsons Corp.	3,000	248,850
Paychex, Inc.	6,697	822,392
Paycom Software, Inc.	1,219	242,593
†Paycor HCM, Inc.	2,411	46,870
†Paylocity Holding Corp.	950	163,267
†RCM Technologies, Inc.	1,000	21,370
Resources Connection, Inc.	3,042	40,033
Robert Half, Inc.	7,870	623,934
Science Applications International Corp.	3,433	447,629
SS&C Technologies Holdings, Inc.	6,801	437,780
†Sterling Check Corp.	3,447	55,428
TransUnion	4,978	397,244
TriNet Group, Inc.	2,281	302,210
†TrueBlue, Inc.	2,836	35,507
TTEC Holdings, Inc.	3,257	33,775
†Upwork, Inc.	1,575	19,309
Verisk Analytics, Inc.	4,606	1,085,772
†Verra Mobility Corp.	8,011	200,035
†Willdan Group, Inc.	746	21,626
		15,699,912
Real Estate Management & Development–0.37%
†AMREP Corp.	442	10,272
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Anywhere Real Estate, Inc.	7,238	$44,731
†CBRE Group, Inc. Class A	7,399	719,479
†CKX Lands, Inc.	100	1,320
†Compass, Inc. Class A	24,497	88,189
†CoStar Group, Inc.	4,230	408,618
†Cushman & Wakefield PLC	5,962	62,362
DigitalBridge Group, Inc.	3,985	76,791
†Douglas Elliman, Inc.	3,734	5,900
eXp World Holdings, Inc.	1,193	12,324
†Five Point Holdings LLC Class A	1,459	4,567
†Forestar Group, Inc.	2,282	91,714
†FRP Holdings, Inc.	1,191	73,127
†Howard Hughes Holdings, Inc.	2,366	171,819
†Jones Lang LaSalle, Inc.	2,637	514,452
Kennedy-Wilson Holdings, Inc.	9,523	81,707
Marcus & Millichap, Inc.	2,435	83,204
†Maui Land & Pineapple Co., Inc.	1,011	21,898
Newmark Group, Inc. Class A	11,223	124,463
†Opendoor Technologies, Inc.	52,562	159,263
†Rafael Holdings, Inc. Class B	887	1,526
RE/MAX Holdings, Inc. Class A	1,472	12,909
RMR Group, Inc. Class A	1,499	35,976
St. Joe Co.	4,108	238,141
†Stratus Properties, Inc.	394	8,995
†Tejon Ranch Co.	3,049	46,985
†Zillow Group, Inc. Class A	6,226	302,254
		3,402,986
Road & Rail–1.31%
ArcBest Corp.	1,859	264,908
Avis Budget Group, Inc.	1,226	150,136
Covenant Logistics Group, Inc.	1,476	68,427
CSX Corp.	44,101	1,634,824
†Daseke, Inc.	7,441	61,760
Heartland Express, Inc.	5,586	66,697
†Hertz Global Holdings, Inc.	13,464	105,423
JB Hunt Transport Services, Inc.	3,912	779,466
Knight-Swift Transportation Holdings, Inc.	8,750	481,425
Landstar System, Inc.	2,291	441,613
Marten Transport Ltd.	5,929	109,568
Norfolk Southern Corp.	3,753	956,527
Old Dominion Freight Line, Inc.	4,166	913,645
†PAM Transportation Services, Inc.	2,728	44,221
†RXO, Inc.	4,881	106,748
Ryder System, Inc.	3,781	454,438
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Saia, Inc.	580	$339,300
Schneider National, Inc. Class B	5,218	118,136
†Uber Technologies, Inc.	2,905	223,656
†U-Haul Holding Co.	7,427	496,035
Union Pacific Corp.	13,893	3,416,706
Universal Logistics Holdings, Inc.	2,167	79,897
Werner Enterprises, Inc.	4,045	158,240
†XPO, Inc.	4,881	595,628
		12,067,424
Semiconductors & Semiconductor Equipment–7.02%
†Advanced Micro Devices, Inc.	7,379	1,331,836
†Allegro MicroSystems, Inc.	3,524	95,007
†Alpha & Omega Semiconductor Ltd.	978	21,555
†Ambarella, Inc.	1,741	88,391
Amkor Technology, Inc.	19,741	636,450
†Amtech Systems, Inc.	1,163	6,292
Analog Devices, Inc.	5,085	1,005,762
Applied Materials, Inc.	15,258	3,146,657
†Axcelis Technologies, Inc.	2,156	240,437
†AXT, Inc.	1,172	5,380
Broadcom, Inc.	4,634	6,141,950
†CEVA, Inc.	1,018	23,119
†Cirrus Logic, Inc.	4,655	430,867
†Cohu, Inc.	3,624	120,788
†Credo Technology Group Holding Ltd.	2,502	53,017
†Diodes, Inc.	2,424	170,892
†Enphase Energy, Inc.	2,236	270,511
Entegris, Inc.	3,102	435,955
†Everspin Technologies, Inc.	2,446	19,372
†First Solar, Inc.	2,584	436,179
†FormFactor, Inc.	4,562	208,164
†GLOBALFOUNDRIES, Inc.	2,473	128,868
†GSI Technology, Inc.	1,975	6,715
†Ichor Holdings Ltd.	1,913	73,880
†indie Semiconductor, Inc. Class A	2,266	16,043
Intel Corp.	55,897	2,468,971
†inTEST Corp.	1,085	14,376
KLA Corp.	2,842	1,985,336
Kulicke & Soffa Industries, Inc.	3,275	164,765
Lam Research Corp.	2,183	2,120,937
†Lattice Semiconductor Corp.	3,639	284,679
†MACOM Technology Solutions Holdings, Inc.	2,251	215,286
†Magnachip Semiconductor Corp.	1,402	7,823
Marvell Technology, Inc.	8,429	597,448
†MaxLinear, Inc.	4,711	87,954
Microchip Technology, Inc.	14,633	1,312,726
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	15,271	$1,800,298
MKS Instruments, Inc.	889	118,237
Monolithic Power Systems, Inc.	551	373,258
†Navitas Semiconductor Corp.	3,750	17,888
NVE Corp.	375	33,818
NVIDIA Corp.	28,368	25,632,190
NXP Semiconductors NV	4,625	1,145,936
†ON Semiconductor Corp.	14,565	1,071,256
†Onto Innovation, Inc.	2,863	518,432
†PDF Solutions, Inc.	2,280	76,768
†Photronics, Inc.	4,937	139,816
Power Integrations, Inc.	2,288	163,706
†Qorvo, Inc.	4,540	521,328
QUALCOMM, Inc.	21,738	3,680,243
†Rambus, Inc.	3,919	242,233
†Semtech Corp.	2,840	78,072
†Silicon Laboratories, Inc.	1,942	279,104
†SiTime Corp.	694	64,702
Skyworks Solutions, Inc.	4,092	443,245
†SMART Global Holdings, Inc.	2,460	64,747
†SolarEdge Technologies, Inc.	763	54,158
†Synaptics, Inc.	2,171	211,803
Teradyne, Inc.	3,389	382,381
Texas Instruments, Inc.	16,267	2,833,874
†Ultra Clean Holdings, Inc.	2,522	115,861
Universal Display Corp.	1,230	207,194
†Veeco Instruments, Inc.	2,578	90,668
†Wolfspeed, Inc.	3,268	96,406
		64,832,010
Software–7.58%
A10 Networks, Inc.	2,287	31,309
†ACI Worldwide, Inc.	6,433	213,640
Adeia, Inc.	7,533	82,260
†Adobe, Inc.	7,296	3,681,562
†Agilysys, Inc.	934	78,699
†Alarm.com Holdings, Inc.	2,172	157,405
†Alkami Technology, Inc.	1,202	29,533
†Altair Engineering, Inc. Class A	800	68,920
American Software, Inc. Class A	1,038	11,885
†Amplitude, Inc. Class A	3,306	35,969
†ANSYS, Inc.	1,313	455,821
†Appfolio, Inc. Class A	301	74,269
†AppLovin Corp. Class A	7,569	523,926
†Aspen Technology, Inc.	1,465	312,455
†Atlassian Corp. Class A	315	61,460
†Aurora Innovation, Inc.	31,012	87,454
†Autodesk, Inc.	3,161	823,188
†AvePoint, Inc.	3,296	26,104
Bentley Systems, Inc. Class B	2,883	150,550
†Bill Holdings, Inc.	1,820	125,070
†Blackbaud, Inc.	2,281	169,113
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†BlackLine, Inc.	719	$46,433
†Box, Inc. Class A	1,064	30,132
†Cadence Design Systems, Inc.	1,182	367,933
†CCC Intelligent Solutions Holdings, Inc.	6,674	79,821
†Cerence, Inc.	2,409	37,942
†Cleanspark, Inc.	7,748	164,335
†Cognyte Software Ltd.	3,097	25,612
†CommVault Systems, Inc.	456	46,252
†Confluent, Inc. Class A	2,167	66,137
†Consensus Cloud Solutions, Inc.	1,160	18,398
†CoreCard Corp.	954	10,542
†Crowdstrike Holdings, Inc. Class A	518	166,066
†CS Disco, Inc.	2,868	23,317
†Daily Journal Corp.	100	36,161
†Datadog, Inc. Class A	238	29,417
†Digital Turbine, Inc.	3,073	8,051
†DocuSign, Inc.	1,008	60,026
Dolby Laboratories, Inc. Class A	2,941	246,368
†DoubleVerify Holdings, Inc.	2,056	72,289
†Dropbox, Inc. Class A	9,035	219,551
†Dynatrace, Inc.	2,110	97,988
†E2open Parent Holdings, Inc.	15,260	67,754
†eGain Corp.	796	5,134
†Elastic NV	272	27,265
†Envestnet, Inc.	2,030	117,557
†Everbridge, Inc.	687	23,928
†EverCommerce, Inc.	1,922	18,105
†Fair Isaac Corp.	443	553,577
†Five9, Inc.	794	49,315
†Fortinet, Inc.	9,421	643,549
†Freshworks, Inc. Class A	6,955	126,651
Gen Digital, Inc.	24,225	542,640
†Gitlab, Inc. Class A	1,076	62,752
†Guidewire Software, Inc.	2,052	239,489
†HashiCorp, Inc. Class A	1,545	41,638
†HubSpot, Inc.	157	98,370
†Informatica, Inc. Class A	5,370	187,950
†Instructure Holdings, Inc.	902	19,285
†Intapp, Inc.	705	24,182
InterDigital, Inc.	2,062	219,521
Intuit, Inc.	1,203	781,950
†Jamf Holding Corp.	4,825	88,539
†JFrog Ltd.	2,880	127,354
†LiveRamp Holdings, Inc.	4,179	144,176
†Manhattan Associates, Inc.	3,120	780,718
†Marathon Digital Holdings, Inc.	5,062	114,300
†Matterport, Inc.	7,132	16,118
†MeridianLink, Inc.	1,203	22,496
Microsoft Corp.	108,188	45,516,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Mitek Systems, Inc.	3,573	$50,379
†Model N, Inc.	1,142	32,513
†N-able, Inc.	5,589	73,048
†nCino, Inc.	3,473	129,821
†NCR Voyix Corp.	9,975	125,984
†Nutanix, Inc. Class A	2,597	160,287
†Olo, Inc. Class A	5,124	28,131
ON24, Inc.	506	3,613
†OneSpan, Inc.	2,510	29,191
Oracle Corp.	17,625	2,213,876
†Palantir Technologies, Inc. Class A	7,805	179,593
†Palo Alto Networks, Inc.	941	267,366
Pegasystems, Inc.	652	42,145
†PowerSchool Holdings, Inc. Class A	5,214	111,006
†Procore Technologies, Inc.	600	49,302
Progress Software Corp.	3,296	175,710
†PTC, Inc.	1,995	376,935
†Q2 Holdings, Inc.	1,887	99,181
†Qualys, Inc.	1,575	262,820
†Rimini Street, Inc.	4,284	13,966
†Riot Platforms, Inc.	6,350	77,724
Roper Technologies, Inc.	980	549,623
Salesforce, Inc.	7,099	2,138,077
†Samsara, Inc. Class A	2,189	82,722
Sapiens International Corp. NV	3,371	108,411
†SecureWorks Corp. Class A	2,259	15,180
†SEMrush Holdings, Inc. Class A	1,619	21,468
†SentinelOne, Inc. Class A	8,215	191,492
†ServiceNow, Inc.	339	258,454
†Smartsheet, Inc. Class A	1,756	67,606
†SolarWinds Corp.	7,735	97,616
†SoundThinking, Inc.	558	8,861
†Sprinklr, Inc. Class A	2,904	35,632
†SPS Commerce, Inc.	816	150,878
†Synchronoss Technologies, Inc.	257	2,146
†Synopsys, Inc.	689	393,764
†Telos Corp.	3,621	15,063
†Teradata Corp.	5,927	229,197
†Tyler Technologies, Inc.	575	244,381
†UiPath, Inc. Class A	7,152	162,136
†Unity Software, Inc.	9,692	258,776
†Upland Software, Inc.	1,653	5,108
†Varonis Systems, Inc.	2,202	103,868
†Verint Systems, Inc.	3,097	102,666
†Veritone, Inc.	1,489	7,832
†Vertex, Inc. Class A	1,395	44,305
†Workday, Inc. Class A	315	85,916
†Xperi, Inc.	3,013	36,337
†Yext, Inc.	4,098	24,711
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zoom Video Communications, Inc. Class A	3,207	$209,642
†Zscaler, Inc.	476	91,692
		69,960,681
Specialty Retail–2.97%
†1-800-Flowers.com, Inc. Class A	3,054	33,075
Aaron's Co., Inc.	2,309	17,317
†Abercrombie & Fitch Co. Class A	6,902	865,028
Academy Sports & Outdoors, Inc.	4,579	309,266
Advance Auto Parts, Inc.	2,697	229,488
American Eagle Outfitters, Inc.	13,926	359,152
†America's Car-Mart, Inc.	473	30,210
Arhaus, Inc.	2,348	36,136
Arko Corp.	4,300	24,510
†Asbury Automotive Group, Inc.	1,229	289,774
†AutoNation, Inc.	3,314	548,732
†AutoZone, Inc.	118	371,895
Bath & Body Works, Inc.	4,665	233,343
Best Buy Co., Inc.	11,310	927,759
†Beyond, Inc.	3,668	131,718
Big 5 Sporting Goods Corp.	952	3,351
†Boot Barn Holdings, Inc.	2,377	226,172
Buckle, Inc.	3,060	123,226
Build-A-Bear Workshop, Inc.	1,134	33,873
†Burlington Stores, Inc.	1,720	399,367
Caleres, Inc.	3,166	129,901
Camping World Holdings, Inc. Class A	1,466	40,828
†CarMax, Inc.	5,033	438,425
†CarParts.com, Inc.	2,700	4,374
†Carvana Co.	904	79,471
Cato Corp. Class A	2,294	13,236
†Chewy, Inc. Class A	1,823	29,004
†Children's Place, Inc.	524	6,047
†Citi Trends, Inc.	1,474	39,990
†Conn's, Inc.	3,161	10,589
†Container Store Group, Inc.	7,273	8,291
Designer Brands, Inc. Class A	3,126	34,167
†Destination XL Group, Inc.	4,125	14,850
Dick's Sporting Goods, Inc.	3,444	774,418
†Duluth Holdings, Inc. Class B	753	3,690
†Five Below, Inc.	2,411	437,307
†Floor & Decor Holdings, Inc. Class A	4,351	563,977
Foot Locker, Inc.	8,253	235,210
†GameStop Corp. Class A	4,091	51,219
Gap, Inc.	12,803	352,723
†Genesco, Inc.	1,809	50,905
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Group 1 Automotive, Inc.	1,159	$338,695
†GrowGeneration Corp.	2,382	6,813
Guess?, Inc.	4,877	153,479
Haverty Furniture Cos., Inc.	1,170	39,920
Hibbett, Inc.	1,132	86,949
Home Depot, Inc.	15,567	5,971,501
†J Jill, Inc.	987	31,554
†Lands' End, Inc.	2,935	31,962
†Leslie's, Inc.	6,775	44,037
Lithia Motors, Inc.	1,699	511,161
†LL Flooring Holdings, Inc.	2,511	4,595
Lowe's Cos., Inc.	3,406	867,610
†MarineMax, Inc.	1,791	59,569
Monro, Inc.	2,081	65,635
Murphy USA, Inc.	1,506	631,315
†National Vision Holdings, Inc.	3,754	83,189
†ODP Corp.	3,561	188,911
†OneWater Marine, Inc. Class A	769	21,647
†O'Reilly Automotive, Inc.	372	419,943
Penske Automotive Group, Inc.	2,723	441,099
†Petco Health & Wellness Co., Inc.	3,697	8,429
PetMed Express, Inc.	1,442	6,907
†Restoration Hardware, Inc.	1,072	373,335
†Revolve Group, Inc.	1,075	22,758
Ross Stores, Inc.	7,882	1,156,762
†Sally Beauty Holdings, Inc.	4,190	52,040
Shoe Carnival, Inc.	2,018	73,939
Signet Jewelers Ltd.	3,670	367,257
†Sleep Number Corp.	1,810	29,014
Sonic Automotive, Inc. Class A	1,581	90,022
†Sportsman's Warehouse Holdings, Inc.	1,747	5,433
†Stitch Fix, Inc. Class A	990	2,614
†Tile Shop Holdings, Inc.	4,218	29,653
†Tilly's, Inc. Class A	2,120	14,416
TJX Cos., Inc.	18,956	1,922,517
Tractor Supply Co.	4,416	1,155,755
†Ulta Beauty, Inc.	2,108	1,102,231
Upbound Group, Inc.	3,348	117,883
†Urban Outfitters, Inc.	6,503	282,360
†Valvoline, Inc.	7,552	336,593
†Victoria's Secret & Co.	3,220	62,404
†Warby Parker, Inc. Class A	1,875	25,519
Williams-Sonoma, Inc.	4,964	1,576,219
Winmark Corp.	203	73,425
†Zumiez, Inc.	1,585	24,076
		27,423,159
Technology Hardware, Storage & Peripherals–4.81%
Apple, Inc.	225,794	38,719,155
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Corsair Gaming, Inc.	5,089	$62,798
†CPI Card Group, Inc.	137	2,447
Dell Technologies, Inc. Class C	2,092	238,718
†Diebold Nixdorf, Inc.	1,512	52,073
Hewlett Packard Enterprise Co.	33,041	585,817
HP, Inc.	15,313	462,759
Immersion Corp.	1,963	14,683
†Intevac, Inc.	505	1,939
†IonQ, Inc.	3,116	31,129
NetApp, Inc.	7,200	755,784
†One Stop Systems, Inc.	2,641	8,610
†Pure Storage, Inc. Class A	3,067	159,453
Seagate Technology Holdings PLC	3,860	359,173
†Super Micro Computer, Inc.	2,050	2,070,562
†Turtle Beach Corp.	601	10,361
†Western Digital Corp.	8,583	585,704
Xerox Holdings Corp.	13,402	239,896
		44,361,061
Textiles, Apparel & Luxury Goods–0.84%
†Allbirds, Inc. Class A	2,070	1,437
†Capri Holdings Ltd.	6,876	311,483
Carter's, Inc.	3,084	261,153
Columbia Sportswear Co.	3,905	317,008
†Crocs, Inc.	2,725	391,855
†Culp, Inc.	857	4,114
†Deckers Outdoor Corp.	1,056	993,970
†Delta Apparel, Inc.	583	1,743
†Figs, Inc. Class A	10,968	54,621
†Fossil Group, Inc.	4,356	4,443
†G-III Apparel Group Ltd.	5,065	146,936
†Hanesbrands, Inc.	26,411	153,184
Kontoor Brands, Inc.	2,536	152,794
Lakeland Industries, Inc.	306	5,600
Levi Strauss & Co. Class A	3,482	69,605
†Lululemon Athletica, Inc.	1,491	582,459
Movado Group, Inc.	1,488	41,560
NIKE, Inc. Class B	18,274	1,717,390
Oxford Industries, Inc.	1,080	121,392
PVH Corp.	3,292	462,888
Ralph Lauren Corp.	1,882	353,364
Rocky Brands, Inc.	542	14,704
†Skechers USA, Inc. Class A	5,696	348,937
Steven Madden Ltd.	4,035	170,600
Superior Group of Cos., Inc.	478	7,897
Tapestry, Inc.	13,865	658,310
†Under Armour, Inc. Class A	17,063	123,855
†Unifi, Inc.	1,589	9,518
†Vera Bradley, Inc.	4,817	32,756
VF Corp.	12,868	197,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	4,245	$47,586
		7,760,557
Tobacco–0.16%
Altria Group, Inc.	10,764	469,526
Philip Morris International, Inc.	8,966	821,465
Turning Point Brands, Inc.	703	20,598
Universal Corp.	1,492	77,166
Vector Group Ltd.	7,114	77,969
		1,466,724
Trading Companies & Distributors–1.28%
Air Lease Corp.	8,537	439,143
Alta Equipment Group, Inc.	1,479	19,153
Applied Industrial Technologies, Inc.	2,223	439,154
†Beacon Roofing Supply, Inc.	4,965	486,669
†BlueLinx Holdings, Inc.	383	49,882
Boise Cascade Co.	2,267	347,690
†Core & Main, Inc. Class A	1,770	101,333
†Custom Truck One Source, Inc.	7,065	41,118
†Distribution Solutions Group, Inc.	1,378	48,891
†DNOW, Inc.	6,498	98,770
†DXP Enterprises, Inc.	1,412	75,867
EVI Industries, Inc.	812	20,219
Fastenal Co.	16,174	1,247,662
Ferguson PLC	6,842	1,494,498
GATX Corp.	2,433	326,095
Global Industrial Co.	2,361	105,726
†GMS, Inc.	2,996	291,631
H&E Equipment Services, Inc.	2,029	130,221
Herc Holdings, Inc.	1,751	294,693
†Hudson Technologies, Inc.	2,788	30,696
Karat Packaging, Inc.	551	15,764
McGrath RentCorp	1,676	206,768
†MRC Global, Inc.	5,465	68,695
MSC Industrial Direct Co., Inc. Class A	3,057	296,651
Rush Enterprises, Inc. Class A	5,893	315,111
†SiteOne Landscape Supply, Inc.	1,945	339,500
†Titan Machinery, Inc.	1,745	43,293
†Transcat, Inc.	587	65,409
United Rentals, Inc.	2,453	1,768,883
Watsco, Inc.	744	321,386
WESCO International, Inc.	3,455	591,772
†Willis Lease Finance Corp.	616	30,566
WW Grainger, Inc.	1,618	1,645,991
†Xometry, Inc. Class A	1,572	26,551
		11,825,451
LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.10%
American States Water Co.	1,681	$121,435
American Water Works Co., Inc.	3,453	421,991
Artesian Resources Corp. Class A	575	21,338
California Water Service Group	2,184	101,512
Consolidated Water Co. Ltd.	860	25,207
Essential Utilities, Inc.	1,390	51,500
Global Water Resources, Inc.	1,585	20,351
Middlesex Water Co.	968	50,820
†Pure Cycle Corp.	1,628	15,466
SJW Group	1,157	65,475
York Water Co.	500	18,135
		913,230
Wireless Telecommunication Services–0.21%
†Gogo, Inc.	4,647	40,801
Spok Holdings, Inc.	803	12,808
Telephone & Data Systems, Inc.	6,032	96,633
T-Mobile U.S., Inc.	10,589	1,728,336
†U.S. Cellular Corp.	2,733	99,754
		1,978,332
Total Common Stock (Cost $469,390,332)		921,373,993
PREFERRED STOCK–0.01%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	47,095
Total Preferred Stock (Cost $44,737)		47,095
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†ABIOMED, Inc.	626	$9,772
=†Achillion Pharmaceuticals, Inc. CVR	22,444	6,060
=†Aduro Biotech, Inc.	227	225
=†Albireo Pharma, Inc.	900	5,040
=†Chinook Therapeutics, Inc.	3,834	1,495
=†Mirati Therapeutics, Inc.	1,120	784
=†Resolute Forest Products, Inc.	6,285	8,925
=†Spectrum Pharmaceuticals, Inc.	5,260	0
Total Rights (Cost $24,523)		32,301

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	1,883,880	1,883,880
Total Money Market Fund (Cost $1,883,880)		1,883,880

TOTAL INVESTMENTS–100.02% (Cost $471,343,472)	923,337,269
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(181,083)
NET ASSETS APPLICABLE TO 43,678,642 SHARES OUTSTANDING–100.00%	$923,156,186

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,558,870	$—	$—	$12,558,870
Air Freight & Logistics	5,332,365	—	—	5,332,365
Airlines	3,440,918	—	—	3,440,918
Auto Components	4,938,784	—	—	4,938,784
Automobiles	4,710,548	—	—	4,710,548
Banks	45,273,226	—	—	45,273,226
Beverages	10,695,715	—	—	10,695,715
Biotechnology	20,097,927	—	15,134	20,113,061
Building Products	12,856,643	—	—	12,856,643
Capital Markets	26,395,245	—	—	26,395,245
Chemicals	20,239,258	—	—	20,239,258
Commercial Services & Supplies	9,401,589	—	— *	9,401,589
Communications Equipment	6,021,167	—	—	6,021,167
Construction & Engineering	7,441,988	—	—	7,441,988
Construction Materials	3,324,609	—	—	3,324,609
Consumer Finance	9,658,303	—	—	9,658,303
Containers & Packaging	7,168,142	—	—	7,168,142
Distributors	1,742,216	—	—	1,742,216
Diversified Consumer Services	3,223,170	—	—	3,223,170
Diversified Financial Services	34,605,419	—	—	34,605,419
Diversified Telecommunication Services	7,339,351	—	—	7,339,351
Electric Utilities	8,324,460	—	—	8,324,460
Electrical Equipment	8,672,943	—	—	8,672,943
Electronic Equipment, Instruments & Components	13,502,636	—	—	13,502,636
Energy Equipment & Services	8,004,906	—	—	8,004,906
Entertainment	7,217,604	—	—	7,217,604
Food & Staples Retailing	16,129,539	—	—	16,129,539
Food Products	10,708,121	—	—	10,708,121
Gas Utilities	1,457,945	—	—	1,457,945
Health Care Equipment & Supplies	15,465,148	—	— *	15,465,148
Health Care Providers & Services	24,254,853	—	—	24,254,853
Health Care Technology	1,202,138	—	—	1,202,138
Hotels, Restaurants & Leisure	16,321,536	—	—	16,321,536
Household Durables	12,327,209	—	—	12,327,209
Household Products	9,141,621	—	—	9,141,621
Independent Power and Renewable Electricity Producers	2,294,574	—	—	2,294,574
Industrial Conglomerates	4,038,775	—	—	4,038,775
Insurance	30,343,011	—	—	30,343,011
Interactive Media & Services	31,635,652	—	—	31,635,652
IT Services	13,120,859	—	—	13,120,859
Leisure Products	2,443,610	—	—	2,443,610
Life Sciences Tools & Services	11,409,890	—	—	11,409,890
Machinery	30,484,396	—	—	30,484,396
Marine	883,256	—	—	883,256
Media	9,811,436	—	—	9,811,436
Metals & Mining	10,188,748	—	—	10,188,748
Multiline Retail	17,023,303	—	—	17,023,303
Multi-Utilities	3,585,392	—	—	3,585,392
Oil, Gas & Consumable Fuels	51,185,838	—	—	51,185,838
Paper & Forest Products	832,365	—	—	832,365
Personal Products	2,320,910	—	—	2,320,910
Pharmaceuticals	28,869,205	—	—	28,869,205
Professional Services	15,699,912	—	—	15,699,912
Real Estate Management & Development	3,402,986	—	—	3,402,986
Road & Rail	12,067,424	—	—	12,067,424
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Semiconductors & Semiconductor Equipment	$64,832,010	$—	$—	$64,832,010
Software	69,960,681	—	—	69,960,681
Specialty Retail	27,423,159	—	—	27,423,159
Technology Hardware, Storage & Peripherals	44,361,061	—	—	44,361,061
Textiles, Apparel & Luxury Goods	7,760,557	—	—	7,760,557
Tobacco	1,466,724	—	—	1,466,724
Trading Companies & Distributors	11,825,451	—	—	11,825,451
Water Utilities	913,230	—	—	913,230
Wireless Telecommunication Services	1,978,332	—	—	1,978,332
Preferred Stock	47,095	—	—	47,095
Rights	—	—	32,301	32,301
Money Market Fund	1,883,880	—	—	1,883,880
Total Investments	$923,289,834	$—	$47,435	$923,337,269

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–32